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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07148
                                   ---------------------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   3707 West Maple Road         Bloomfield Hills, Michigan           48301
--------------------------------------------------------------------------------
           (Address of principal executive offices)                (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc. 3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                    ----------------------------

Date of fiscal year end:        December 31, 2008
                           ----------------------------

Date of reporting period:       December 31, 2008
                           ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.

                               Schwartz Value Fund
                        . . . . . . . . . . . . . . . . .
                           VALUE INVESTING SINCE 1984

                                [GRAPHIC OMITTED]

                                  ANNUAL REPORT
                        . . . . . . . . . . . . . . . . .
                                DECEMBER 31, 2008

 SHAREHOLDER ACCOUNTS          [GRAPHIC OMITTED]         CORPORATE OFFICES
   c/o Ultimus Fund                                      3707 W. Maple Road
    Solutions, LLC                                            Suite 100
    P.O. Box 46707                                   Bloomfield Hills, MI 48301
 Cincinnati, OH 45246
    (888) 726-0753
                               SCHWARTZ VALUE FUND

Dear Fellow Shareowner:

The meltdown of financial markets in 2008 resulted in the worst year for equity returns since 1931. There was virtually no place to hide for U.S. equity investors. Nearly every market sector and investment strategy suffered. Consumer, energy, financial, technology, value, growth, small-cap, large-cap, you name it - it got hammered. The Schwartz Value Fund (the "Fund") did not escape the carnage. For 2008 the Fund had a total return of -35.9% compared to -33.8% for the Russell 2000 Index. Stocks which contributed positively to performance during the year included Weyco Group, Inc. (footwear), Diebold Incorporated (ATM machines), and ADTRAN, Inc. (telecom equipment). Stocks which had a negative impact on performance included AmTrust Financial Corporation
(banking), Gannett Company, Inc. (newspapers), and Sparton Corporation (electronic manufacturing services).

A root cause of the credit crisis was the simple fact that too many companies and individuals borrowed too much money. Low interest rates, lax lending standards, and excessive leverage helped foster an era of easy credit, which manifested itself in the form of numerous financial asset bubbles. In hindsight, it now seems so obvious that a collapse was inevitable. Although the Fund had little exposure to the hardest hit sectors, we severely underestimated the collateral damage the broader economy would endure as a result of the credit crisis. Corporations and consumers are now de-leveraging. This process will be painful in the near-term as economic activity contracts, but we believe it will ultimately lead to a healthier economy and more stable financial markets in the long-run.

History tells us there will be another bull market, even though it may not look like it now, as investors are currently gripped with fear. Such periods of extreme uncertainty create tremendous opportunities on which we are attempting to capitalize, by purchasing shares of what we consider to be great companies at bargain prices. When economic prospects are bleak and pessimism is rampant, the future returns from equity investments can be excellent. Many investors don't realize that there is an inverse relationship between the price paid for an investment and its future rate of return - the lower the price paid, the higher the rate of return will be in the future. The low confidence and widespread fearfulness of investors today will potentially lead to outsized gains in the future. One of the world's most successful investors, Sir John Templeton used to say, "Buy at the point of maximum pessimism. That's when the bargains are the greatest." Would you say that investors today are at the point of maximum pessimism?

In managing the portfolio, we are emphasizing quality. The current recession and bear market has afforded the opportunity to purchase some companies that we consider to be extremely high quality at compelling prices. Recently initiated positions include 3M Company (diversified manufacturing), Federated Investors, Inc. (investment management), Coach, Inc. (retailing), Cisco Systems, Inc. (network equipment), and eBay, Inc. (internet services). These fine companies have fortress balance sheets, with little or no debt, which allows them flexibility and the ability to control their own destiny. During economic downturns we believe they are positioned to take market share from weaker competitors struggling under debt burdens. The aforementioned companies possess strong brand names, wonderful businesses, generate high returns on capital, and produce excess cash flow each year. With fear and pessimism widespread, even these truly exceptional companies can be found in the bargain bin. From currently depressed share prices, patient, long-term investors should be richly rewarded.

Thanks for being a shareholder of the Schwarz Value Fund.

With best regards,

/s/ George P. Schwartz                  /s/ Timothy S. Schwartz

George P. Schwartz, CFA                 Timothy S. Schwartz, CFA
Co-Portfolio Manager                    Co-Portfolio Manager

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, ARE AVAILABLE BY CALLING THE FUND AT 1-888-726-0753.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund's prospectus contains this and other important information. To obtain a copy of the prospectus please visit our website at www.schwartzvaluefund.com or call 1-888-726-0753 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Schwartz Value Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser's current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed.

SCHWARTZ VALUE FUND
PERFORMANCE (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
             IN THE SCHWARTZ VALUE FUND AND THE RUSSELL 2000 INDEX

                              [LINE GRAPH OMITTED]

                SCHWARTZ VALUE FUND          RUSSELL 2000 INDEX
              -----------------------      -----------------------
              DATE             VALUE       DATE             VALUE
              ----            -------      ----            -------
              12/31/98        $10,000      12/31/98        $10,000
              12/31/99          9,755      12/31/99         12,126
              12/31/00         10,659      12/31/00         11,760
              12/31/01         13,653      12/31/01         12,053
              12/31/02         11,618      12/31/02          9,584
              12/31/03         16,181      12/31/03         14,113
              12/31/04         19,838      12/31/04         16,700
              12/31/05         20,598      12/31/05         17,460
              12/31/06         23,541      12/31/06         20,667
              12/31/07         20,933      12/31/07         20,342
              12/31/08         13,410      12/31/08         13,469

                       Past performance is not predictive of future performance.

               --------------------------------------------------
                               Schwartz Value Fund
                         Average Annual Total Returns(a)
                      (for periods ended December 31, 2008)

                    1 Year           5 Year           10 Year
                    ------           ------           -------
                    -35.94%          -3.69%            2.98%
               --------------------------------------------------

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUND. THE FUND IS DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

SCHWARTZ VALUE FUND
ANNUAL TOTAL RATES OF RETURN
COMPARISON WITH MAJOR INDICES (UNAUDITED)
================================================================================

                            RUSSELL   RUSSELL
       SCHWARTZ   RUSSELL     2000      2000                  VALUE
         VALUE      2000     VALUE     GROWTH    NASDAQ        LINE      S&P 500
        FUND(a)    INDEX     INDEX     INDEX  COMPOSITE(b)  COMPOSITE(b)  INDEX
--------------------------------------------------------------------------------
1984     11.1%     -7.3%      2.3%    -15.8%     -11.2%        -8.4%       6.1%
1985     21.7%     31.1%     31.0%     31.0%      31.4%        20.7%      31.6%
1986     16.4%      5.7%      7.4%      3.6%       7.4%         5.0%      18.7%
1987     -0.6%     -8.8%     -7.1%    -10.5%      -5.3%       -10.6%       5.3%
1988     23.1%     24.9%     29.5%     20.4%      15.4%        15.4%      16.8%
1989      8.3%     16.2%     12.4%     20.2%      19.3%        11.2%      31.6%
1990     -5.3%    -19.5%    -21.8%    -17.4%     -17.8%       -24.3%      -3.2%
1991     32.0%     46.1%     41.7%     51.2%      56.8%        27.2%      30.4%
1992     22.7%     18.4%     29.1%      7.8%      15.5%         7.0%       7.6%
1993     20.5%     18.9%     23.8%     13.4%      14.7%        10.7%      10.1%
1994     -6.8%     -1.8%     -1.6%     -2.4%      -3.2%        -6.0%       1.3%
1995     16.9%     28.4%     25.8%     31.0%      39.9%        19.3%      37.5%
1996     18.3%     16.5%     21.4%     11.3%      22.7%        13.4%      22.9%
1997     28.0%     22.4%     31.8%     13.0%      21.6%        21.1%      33.4%
1998    -10.4%     -2.5%     -6.5%      1.2%      39.6%        -3.8%      28.6%
1999     -2.5%     21.3%     -1.5%     43.1%      85.6%        -1.4%      21.0%
2000      9.3%     -3.0%     22.8%    -22.4%     -39.3%        -8.7%      -9.1%
2001     28.1%      2.5%     14.0%     -9.2%     -21.0%        -6.1%     -11.9%
2002    -14.9%    -20.5%    -11.4%    -30.3%     -31.5%       -28.6%     -22.1%
2003     39.3%     47.3%     46.0%     48.5%      50.0%        37.4%      28.7%
2004     22.6%     18.3%     22.3%     14.3%       8.6%        11.5%      10.9%
2005      3.8%      4.6%      4.7%      4.2%       1.4%         2.0%       4.9%
2006     14.3%     18.4%     23.5%     13.4%       9.5%        11.0%      15.8%
2007    -11.1%     -1.6%     -9.8%      7.1%       9.8%        -3.8%       5.5%
2008    -35.9%    -33.8%    -28.9%    -38.5%     -40.5%       -48.7%     -37.0%

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2008 (UNAUDITED)
================================================================================

                              RUSSELL  RUSSELL
         SCHWARTZ   RUSSELL     2000     2000                 VALUE
           VALUE      2000     VALUE    GROWTH    NASDAQ       LINE      S&P 500
          FUND(a)    INDEX     INDEX    INDEX  COMPOSITE(b) COMPOSITE(b)  INDEX
--------------------------------------------------------------------------------
3 Years   -13.3%     -8.3%     -7.5%    -9.3%     -10.6%      -18.2%      -8.4%
5 Years    -3.7%     -0.9%      0.3%    -2.4%      -4.7%       -9.0%      -2.2%
10 Years    3.0%      3.0%      6.1%    -0.8%      -3.2%       -6.4%      -1.4%
25 Years    8.5%      7.9%     10.3%     5.0%       7.2%        0.6%       9.8%

(a) Schwartz Value Fund's performance combines the performance of the Fund since its commencement of operations as a registered investment company on July 20, 1993, and the performance of RCM Partners Limited Partnership for periods prior thereto.

(b)   Excluding dividends.

SCHWARTZ VALUE FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2008 (UNAUDITED)
================================================================================

                                                                         % OF
    SHARES    COMPANY                                   MARKET VALUE  NET ASSETS
--------------------------------------------------------------------------------
   182,700   Unico American Corporation                 $  1,609,587     5.9%
    25,000   Mohawk Industries, Inc.                       1,074,250     3.9%
        10   Berkshire Hathaway, Inc. - Class A              966,000     3.5%
   150,000   Meadowbrook Insurance Group, Inc.               966,000     3.5%
    50,000   Sun Hydraulics Corporation                      942,000     3.4%
    15,000   Johnson & Johnson                               897,450     3.3%
    10,000   SPDR Gold Trust                                 865,500     3.2%
    15,000   3M Company                                      863,100     3.1%
    25,000   Weyco Group, Inc.                               826,250     3.0%
    40,000   Microsoft Corporation                           777,600     2.8%

ASSET ALLOCATION  (UNAUDITED)
================================================================================

                                                                         % OF
SECTOR                                                                NET ASSETS
--------------------------------------------------------------------------------
Consumer Discretionary ..............................................    14.5%
Consumer Staples ....................................................     0.7%
Energy ..............................................................    16.4%
Financials ..........................................................    20.7%
Health Care .........................................................     8.0%
Industrials .........................................................    16.4%
Information Technology ..............................................    14.6%
Exchange-Traded Funds ...............................................     3.2%

Cash Equivalents, Other Assets and Liabilities ......................     5.5%
                                                                        ------
                                                                        100.0%
                                                                        ======

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008
================================================================================
COMMON STOCKS -- 91.3%                                    SHARES    MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 14.5%
   AUTO COMPONENTS -- 1.6%
      Gentex Corporation ..........................       50,000   $    441,500
                                                                   ------------
   AUTOMOBILES -- 1.2%
      Harley-Davidson, Inc. .......................       20,000        339,400
                                                                   ------------
   DIVERSIFIED CONSUMER SERVICES -- 0.4%
      Strayer Education, Inc. .....................          500        107,205
                                                                   ------------
   HOUSEHOLD DURABLES -- 3.9%
      Mohawk Industries, Inc. * ...................       25,000      1,074,250
                                                                   ------------
   MEDIA -- 2.0%
      Gannett Company, Inc. .......................       70,000        560,000
                                                                   ------------
   SPECIALTY RETAIL -- 1.2%
      Signet Jewelers Ltd. ........................       36,760        318,709
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 4.2%
      Coach, Inc. * ...............................       15,000        311,550
      K-Swiss, Inc. - Class A .....................        1,000         11,400
      Weyco Group, Inc. ...........................       25,000        826,250
                                                                   ------------
                                                                      1,149,200
                                                                   ------------
CONSUMER STAPLES -- 0.7%
   BEVERAGES -- 0.7%
      Coca-Cola Company (The) .....................        4,000        181,080
                                                                   ------------
ENERGY -- 16.4%
   ENERGY EQUIPMENT & SERVICES -- 10.1%
      Atwood Oceanics, Inc. * .....................       20,000        305,600
      ENSCO International, Inc. ...................       10,000        283,900
      Halliburton Company .........................       25,000        454,500
      Nabors Industries Ltd. * ....................       20,000        239,400
      National Oilwell Varco, Inc. * ..............       10,000        244,400
      Patterson-UTI Energy, Inc. ..................       37,500        431,625
      Rowan Companies, Inc. .......................       25,000        397,500
      Schlumberger Ltd. ...........................       10,000        423,300
                                                                   ------------
                                                                      2,780,225
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS -- 6.3%
      Forest Oil Corporation * ....................        8,000        131,920
      Holly Corporation ...........................       15,000        273,450
      Peabody Energy Corporation ..................       15,000        341,250
      Rosetta Resources, Inc. * ...................      100,000        708,000
      Southwestern Energy Company * ...............        4,000        115,880
      XTO Energy, Inc. ............................        5,000        176,350
                                                                   ------------
                                                                      1,746,850
                                                                   ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 91.3% (CONTINUED)                        SHARES    MARKET VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 20.7%
   CAPITAL MARKETS -- 0.4%
      Federated Investors, Inc. - Class B .........        6,000   $    101,760
                                                                   ------------
   COMMERCIAL BANKS -- 2.2%
      Comerica, Inc. ..............................       30,000        595,500
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES -- 1.0%
      PICO Holdings, Inc. * .......................       10,000        265,800
                                                                   ------------
   INSURANCE -- 16.3%
      Alleghany Corporation * .....................        1,500        423,000
      Berkshire Hathaway, Inc. - Class A* .........           10        966,000
      Brown & Brown, Inc. .........................       10,000        209,000
      Markel Corporation * ........................        1,000        299,000
      Meadowbrook Insurance Group, Inc. ...........      150,000        966,000
      Unico American Corporation * ................      182,700      1,609,587
                                                                   ------------
                                                                      4,472,587
                                                                   ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.7%
      I. Gordon Corporation * .....................       16,499        187,264
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE -- 0.1%
      AmTrust Financial Corporation ...............          237         36,735
                                                                   ------------
HEALTH CARE -- 8.0%
   HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
      Kinetic Concepts, Inc. * ....................       25,000        479,500
      Neogen Corporation * ........................        5,000        124,900
      Stryker Corporation .........................        5,000        199,750
                                                                   ------------
                                                                        804,150
                                                                   ------------
   PHARMACEUTICALS -- 5.1%
      Eli Lilly & Company .........................       10,000        402,700
      Johnson & Johnson ...........................       15,000        897,450
      Pfizer, Inc. ................................        5,000         88,550
                                                                   ------------
                                                                      1,388,700
                                                                   ------------
INDUSTRIALS -- 16.4%
   AEROSPACE & DEFENSE -- 4.4%
      Boeing Company (The) ........................        5,000        213,350
      General Dynamics Corporation ................        3,000        172,770
      Precision Castparts Corporation .............        4,000        237,920
      Rockwell Collins, Inc. ......................       15,000        586,350
                                                                   ------------
                                                                      1,210,390
                                                                   ------------
   AIR FREIGHT & LOGISTICS -- 0.4%
      Forward Air Corporation .....................        5,000        121,350
                                                                   ------------
   ELECTRICAL EQUIPMENT -- 0.5%
      AZZ, Inc. * .................................        6,000        150,600
                                                                   ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 91.3% (CONTINUED)                        SHARES    MARKET VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 16.4% (CONTINUED)
   INDUSTRIAL CONGLOMERATES -- 4.0%
      3M Company ..................................       15,000   $    863,100
      Raven Industries, Inc. ......................       10,000        241,000
                                                                   ------------
                                                                      1,104,100
                                                                   ------------
   MACHINERY -- 5.9%
      Graco, Inc. .................................        5,000        118,650
      Hurco Companies, Inc. * .....................       20,000        240,000
      Sun Hydraulics Corporation ..................       50,000        942,000
      Terex Corporation * .........................       10,000        173,200
      Trinity Industries, Inc. ....................       10,000        157,600
                                                                   ------------
                                                                      1,631,450
                                                                   ------------
   PROFESSIONAL SERVICES -- 1.2%
      Sparton Corporation * .......................      192,104        318,892
                                                                   ------------
INFORMATION TECHNOLOGY -- 14.6%
   COMMUNICATIONS EQUIPMENT -- 0.9%
      Cisco Systems, Inc. * .......................       15,000        244,500
                                                                   ------------
   COMPUTERS & PERIPHERALS -- 2.7%
      Dell, Inc. * ................................       50,000        512,000
      Teradata Corporation * ......................       15,000        222,450
                                                                   ------------
                                                                        734,450
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 4.1%
      Arrow Electronics, Inc. * ...................       10,000        188,400
      Avnet, Inc. * ...............................       10,000        182,100
      Ingram Micro, Inc. - Class A* ...............       30,000        401,700
      MTS Systems Corporation .....................        6,000        159,840
      ScanSource, Inc. * ..........................       10,000        192,700
                                                                   ------------
                                                                      1,124,740
                                                                   ------------
   INTERNET SOFTWARE & SERVICES -- 0.5%
      eBay, Inc. * ................................       10,000        139,600
                                                                   ------------
   IT SERVICES -- 1.2%
      Accenture Ltd. - Class A ....................       10,000        327,900
                                                                   ------------
   OFFICE ELECTRONICS -- 1.8%
      Zebra Technologies Corporation - Class A* ...       25,000        506,500
                                                                   ------------
   SOFTWARE -- 3.4%
      Manhattan Associates, Inc. * ................       10,000        158,100
      Microsoft Corporation .......................       40,000        777,600
                                                                   ------------
                                                                        935,700
                                                                   ------------

TOTAL COMMON STOCKS (Cost $28,931,085) ............                $ 25,101,087
                                                                   ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
EXCHANGE-TRADED FUNDS -- 3.2%                             SHARES    MARKET VALUE
--------------------------------------------------------------------------------
SPDR Gold Trust *  (Cost $758,264) ................       10,000   $    865,500
                                                                   ------------

================================================================================
OPEN-END FUNDS -- 0.0%                                    SHARES    MARKET VALUE
--------------------------------------------------------------------------------
Sequoia Fund  (Cost $7,906) .......................           60   $      5,763
                                                                   ------------

================================================================================
MONEY MARKET FUNDS -- 5.9%                                SHARES    MARKET VALUE
--------------------------------------------------------------------------------
Federated Government Obligations Tax-Managed Fund -
   Institutional Shares, 1.13%(a) .................    1,158,393   $  1,158,393
Federated U.S. Treasury Cash Reserve Fund -
   Institutional Shares, 0.38%(a) .................      475,743        475,743
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $1,634,136) ........                $  1,634,136
                                                                   ------------

TOTAL INVESTMENTS AT MARKET VALUE -- 100.4%
   (Cost $31,331,391) .............................                $ 27,606,486

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%) ...                    (116,678)
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $ 27,489,808
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008
================================================================================
ASSETS
Investments, at market value (cost of $31,331,391) (Note 1) ....   $ 27,606,486
Receivable for capital shares sold .............................          1,178
Receivable for investment securities sold ......................        302,250
Dividends receivable ...........................................         71,744
Other assets ...................................................         14,790
                                                                   ------------
   TOTAL ASSETS ................................................     27,996,448
                                                                   ------------
LIABILITIES
Payable for capital shares redeemed ............................          1,322
Payable for investment securities purchased ....................        416,523
Payable to Adviser (Note 2) ....................................         70,480
Payable to administrator (Note 2) ..............................          4,000
Other accrued expenses and liabilities .........................         14,315
                                                                   ------------
   TOTAL LIABILITIES ...........................................        506,640
                                                                   ------------

NET ASSETS .....................................................   $ 27,489,808
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital ................................................   $ 41,152,510
Accumulated net realized losses from security transactions .....     (9,937,797)
Net unrealized depreciation on investments .....................     (3,724,905)
                                                                   ------------
NET ASSETS .....................................................   $ 27,489,808
                                                                   ============

Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value) ............................      1,946,663
                                                                   ============

Net asset value, offering price and redemption price per share .   $      14.12
                                                                   ============

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
================================================================================
INVESTMENT INCOME
   Dividends (Net of foreign tax of $4,280) ....................   $    705,497
   Interest ....................................................            712
                                                                   ------------
      TOTAL INCOME .............................................        706,209
                                                                   ------------
EXPENSES
   Investment advisory fees (Note 2) ...........................        403,273
   Administration, accounting and transfer agent fees (Note 2) .         62,171
   Trustees' fees and expenses .................................         28,506
   Legal and audit fees ........................................         26,361
   Registration fees ...........................................         19,797
   Custodian and bank service fees .............................         12,595
   Postage and supplies ........................................          8,385
   Insurance expense ...........................................          4,710
   Compliance service fees and expenses (Note 2) ...............          2,238
   Other expenses ..............................................          6,584
                                                                   ------------
      TOTAL EXPENSES ...........................................        574,620
                                                                   ------------

NET INVESTMENT INCOME ..........................................        131,589
                                                                   ------------
REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
   Net realized losses from security transactions ..............     (9,855,131)
   Net change in unrealized appreciation/(depreciation)
      on investments ...........................................     (7,432,185)
                                                                   ------------

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS ..............    (17,287,316)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS .....................   $(17,155,727)
                                                                   ============

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================================
                                                                     YEAR ENDED      YEAR ENDED
                                                                    DECEMBER 31,    DECEMBER 31,
                                                                        2008            2007
------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income/(loss) .................................   $    131,589    $     (3,165)
   Net realized gains/(losses) from security transactions .......     (9,855,131)      1,295,456
   Net change in unrealized appreciation/
      (depreciation) on investments .............................     (7,432,185)     (8,248,217)
                                                                    ------------    ------------
Net decrease in net assets from operations ......................    (17,155,727)     (6,955,926)
                                                                    ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ...................................       (131,608)             --
   From net realized gains on investments .......................            (37)     (1,333,716)
                                                                    ------------    ------------
Decrease in net assets from distributions to shareholders .......       (131,645)     (1,333,716)
                                                                    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold ....................................      1,375,492       2,731,231
   Reinvestment of distributions to shareholders ................        108,071       1,132,551
   Payments for shares redeemed .................................    (11,569,459)     (9,119,440)
                                                                    ------------    ------------
Net decrease in net assets from capital share transactions ......    (10,085,896)     (5,255,658)
                                                                    ------------    ------------

TOTAL DECREASE IN NET ASSETS ....................................    (27,373,268)    (13,545,300)

NET ASSETS
   Beginning of year ............................................     54,863,076      68,408,376
                                                                    ------------    ------------
   End of year ..................................................   $ 27,489,808    $ 54,863,076
                                                                    ============    ============

ACCUMULATED NET INVESTMENT INCOME ...............................   $         --    $         --
                                                                    ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold ..................................................         72,827         108,174
   Shares issued in reinvestment of distributions to shareholders          7,871          50,787
   Shares redeemed ..............................................       (611,212)       (362,557)
                                                                    ------------    ------------
   Net decrease in shares outstanding ...........................       (530,514)       (203,596)
   Shares outstanding, beginning of year ........................      2,477,177       2,680,773
                                                                    ------------    ------------
   Shares outstanding, end of year ..............................      1,946,663       2,477,177
                                                                    ============    ============

See notes to financial statements.

SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
===================================================================================================================
                                                YEAR           YEAR           YEAR           YEAR           YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                              DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,       DEC. 31,
                                                2008           2007           2006           2005           2004
-------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....    $    22.15     $    25.52     $    25.44     $    27.04     $    25.84
                                             ----------     ----------     ----------     ----------     ----------
Income/(loss) from investment operations:
   Net investment income/(loss) .........          0.07          (0.00)(a)      (0.09)         (0.17)         (0.21)
   Net realized and unrealized gains/
      (losses) on investments ...........         (8.03)         (2.82)          3.74           1.23           6.02
                                             ----------     ----------     ----------     ----------     ----------
Total from investment operations ........         (7.96)         (2.82)          3.65           1.06           5.81
                                             ----------     ----------     ----------     ----------     ----------
Less distributions:
   From net investment income ...........         (0.07)            --             --             --             --
   From net realized gains on investments         (0.00)(a)      (0.55)         (3.57)         (2.66)         (4.61)
                                             ----------     ----------     ----------     ----------     ----------
Total distributions .....................         (0.07)         (0.55)         (3.57)         (2.66)         (4.61)
                                             ----------     ----------     ----------     ----------     ----------

Net asset value at end of year ..........    $    14.12     $    22.15     $    25.52     $    25.44     $    27.04
                                             ==========     ==========     ==========     ==========     ==========

Total return (b) ........................        (35.9)%        (11.1)%         14.3%           3.8%          22.6%
                                             ==========     ==========     ==========     ==========     ==========

Ratios/Supplementary Data:
Net assets at end of year (000's) .......    $   27,490     $   54,863     $   68,408     $   69,486     $   76,510
                                             ==========     ==========     ==========     ==========     ==========

Ratio of expenses to average net assets .         1.43%          1.34%          1.38%          1.61%          1.82%

Ratio of net investment income/(loss)
   to average net assets ................         0.33%         (0.00)%        (0.35)%        (0.65)%        (0.84)%

Portfolio turnover rate .................          150%            78%            82%            78%            83%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the years covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the "Fund") is a diversified series of Schwartz Investment Trust (the "Trust"), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for information regarding the principal investment strategies of the Fund.

Shares of the Fund are sold at net asset value. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

The following is a summary of significant  accounting  policies  followed by the
Fund:

      (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

      The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

      Various  inputs  are  used  in   determining   the  value  of  the  Fund's
      investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities

      o     Level 2 - other significant observable inputs

      o     Level 3 - significant unobservable inputs

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      As of December 31, 2008, all of the inputs used to value the Fund's investments were Level 1.

      (b) INCOME TAXES -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

      The following information is computed on a tax basis for each item as of December 31, 2008:

            Net unrealized depreciation                $ (4,202,467)
            Capital loss carryforward                    (9,460,235)
                                                       ------------
            Accumulated deficit                        $(13,662,702)
                                                       ============

      For  federal  income  tax  purposes,  the  cost of  portfolio  investments amounted to $31,808,953 at December 31, 2008. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

            Gross unrealized appreciation              $  3,308,415
            Gross unrealized depreciation                (7,510,882)
                                                       ------------
            Net unrealized depreciation                $ (4,202,467)
                                                       ============

      The   difference   between  the  federal  income  tax  cost  of  portfolio
      investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

      As of December 31, 2008, the Fund had a capital loss carryforward for federal income tax purposes of $9,460,235, which expires on December 31, 2016. This capital loss carryforward may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on the Fund's tax returns remains open for the years ended December 31, 2005 through December 31, 2007.

      For the year ended December 31, 2008, the Fund reclassified $19 of distributions in excess of net investment income against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statements and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

      (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

      (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

                                                 Long-Term
                                   Ordinary       Capital         Total
      Year Ended                    Income         Gains      Distributions
      ---------------------------------------------------------------------
      December 31, 2008           $  131,608     $       37     $  131,645
      December 31, 2007           $       --     $1,333,716     $1,333,716

      (e) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Fund. The Fund's policy is to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      (f) ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      (g) COMMON EXPENSES -- Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

2.    INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Trust is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the "Adviser"). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative, accounting and transfer agent for the Fund, or of Ultimus Fund Distributors, LLC (the "Distributor"), the Fund's principal underwriter.

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Adviser receives from the Fund a quarterly fee at the annual rate of 1.00% of its average daily net assets.

The Chief Compliance Officer of the Fund (the "CCO") is an employee of the Adviser. The Trust pays the Adviser $25,000 annually for providing CCO services, of which the Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for any out-of-pocket expenses incurred for providing these services.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of 0.15% of its average daily net assets, subject to a minimum monthly fee of $4,000.

Pursuant to a Distribution Agreement between the Fund and the Distributor, the Distributor serves as the Fund's exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

3.    INVESTMENT TRANSACTIONS

During the year ended December 31, 2008, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, amounted to $57,894,581 and $67,131,589, respectively.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

4.    CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

SCHWARTZ VALUE FUND
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
DECEMBER 22, 2008 (UNAUDITED)
================================================================================

On December 22, 2008, a Special Meeting of Shareholders of the Trust was held to consider the election of seven Trustees for the Trust. The number of shares of the Trust present and voting at the Special Meeting, either in person or by proxy, represented 55.74% of the total shares entitled to vote at the meeting. Each of the seven nominees was elected by the shareholders of the Trust.

The results of the voting with respect to the election of the seven Trustees were as follows:

                                                      Number of Shares
                                              --------------------------------
Nominee/Trustee                                Affirmative           Withhold
-------------------------                     -------------         ----------
John E. Barnds                                19,557,013.21         234,902.36
Peter F. Barry                                19,554,786.33         237,129.24
Louis C. Bosco, Jr.                           19,435,048.92         356,866.65
Donald J. Dawson, Jr.                         19,650,885.59         141,029.98
Joseph M. Grace                               19,632,841.42         159,074.15
George P. Schwartz                            19,661,886.42         130,029.15
Gregory J. Schwartz                           19,663,861.22         128,054.35

SCHWARTZ VALUE FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of Schwartz Value Fund:

We have audited the accompanying statement of assets and liabilities of Schwartz Value Fund (the "Fund"), including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Schwartz Value Fund as of December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 20, 2009

SCHWARTZ VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)
================================================================================

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                              Position Held         Length of
Trustee/Officer                 Address                 Age   with the Trust        Time Served
-----------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
* Gregory J. Schwartz           3707 W. Maple Road,     67    Chairman of the       Since 1992
                                Bloomfield Hills, MI          Board/Trustee

* George P. Schwartz, CFA       3707 W. Maple Road,     64    President/Trustee     Since 1992
                                Bloomfield Hills, MI

INDEPENDENT TRUSTEES:

  John E. Barnds                3707 W. Maple Road,     76    Trustee               Since 2005
                                Bloomfield Hills, MI

  Peter F. Barry                3707 W. Maple Road,     81    Trustee               Since 2004
                                Bloomfield Hills, MI

  Louis C. Bosco, Jr.           3707 W. Maple Road,     72    Trustee               Since 2008
                                Bloomfield Hills, MI

  Donald J. Dawson, Jr.         3707 W. Maple Road,     61    Trustee               Since 1993
                                Bloomfield Hills, MI

  Joseph M. Grace               3707 W. Maple Road,     72    Trustee               Since 2007
                                Bloomfield Hills, MI

EXECUTIVE OFFICERS:

* Richard L. Platte, Jr., CFA   3707 W. Maple Road,     57    Vice President        Since 1993
                                Bloomfield Hills, MI          and Secretary

* Timothy S. Schwartz, CFA      3707 W. Maple Road,     37    Treasurer             Since 2000
                                Bloomfield Hills, MI

* Becky S. Renaud               3707 W. Maple Road,     36    Chief Compliance      Since 2006
                                Bloomfield Hills, MI          Officer

*     Gregory J. Schwartz,  George P. Schwartz,  Richard L. Platte, Jr., Timothy
      S. Schwartz and Becky S. Renaud, as affiliated persons of Schwartz Investment Counsel, Inc., the Fund's investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Gregory J. Schwartz and George P. Schwartz are brothers and Timothy S. Schwartz is the son of George P. Schwartz and the nephew of Gregory J. Schwartz.

Each Trustee oversees six portfolios of the Trust: the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria Bond Fund and the Schwartz Value Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth on the following page:

SCHWARTZ VALUE FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED) (CONTINUED)
================================================================================

Gregory J. Schwartz is Chairman of Gregory J. Schwartz & Co., Inc., a registered broker-dealer.

George P. Schwartz, CFA is President and Chief Investment Officer of Schwartz Investment Counsel, Inc. and is the co-portfolio manager of the Fund.

John E. Barnds is retired First Vice President of National Bank of Detroit (JPMorgan Chase).

Peter F. Barry is retired President of Cadillac Rubber & Plastics Company (a manufacturer of rubber and plastics components).

Louis C. Bosco, Jr. is a partner in Bosco Development Company (a real estate firm).

Donald J. Dawson, Jr. is Chairman of Payroll 1, Inc. (a payroll processing company).

Joseph M. Grace is retired Senior Vice President of National Bank of Detroit (JPMorgan Chase).

Richard L. Platte, Jr., CFA is Executive Vice President and Secretary of Schwartz Investment Counsel, Inc.

Timothy S. Schwartz, CFA is Vice President and Treasurer of Schwartz Investment Counsel, Inc. and is the co-portfolio manager of the Fund.

Becky S. Renaud is Chief Financial Officer and Chief Compliance Officer of Schwartz Investment Counsel, Inc.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information ("SAI"). To obtain a free copy of the SAI, please call (888) 726-0753.


FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions made by the Fund during the year ended December 31, 2008. On December 30, 2008, the Fund declared and paid an ordinary income distribution of $0.0679 per share. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, the ordinary income distribution of $131,608 and a long-term capital gain distribution of $37 may be subject to a maximum tax rate of 15%. Early in 2009, as required by federal regulations, shareholders received notification of their portion of the Fund's taxable distribution, if any, paid during the 2008 calendar year.

SCHWARTZ VALUE FUND
ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the table below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (July 1, 2008) and held until the end of the period (December 31, 2008).

The table below illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the result does not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's Prospectus.

--------------------------------------------------------------------------------
                                  Beginning         Ending
                                Account Value    Account Value    Expenses Paid
                                 July 1, 2008  December 31, 2008  During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return        $1,000.00       $  763.30          $6.53
Based on Hypothetical 5% Return
   (before expenses)               $1,000.00       $1,017.80          $7.48
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.47% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SCHWARTZ VALUE FUND
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-0753, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-0753, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling (888) 726-0753. Furthermore, you may obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.


SCHWARTZ VALUE FUND
INVESTMENT PHILOSOPHY
================================================================================

Schwartz Value Fund (the "Fund") seeks long-term capital appreciation through value investing - purchasing shares of strong, growing companies at reasonable prices. Because the Adviser believes small and medium size companies offer vast reward opportunities, fundamental analysis is used to identify emerging companies with outstanding business characteristics. Sometimes the best values are issues not followed closely by Wall Street analysts.

Most value investors buy fair companies at an excellent price. The Fund attempts to buy excellent companies at a fair price. The essence of value investing is finding companies with great business characteristics, which by their nature offer a margin of safety. A truly fine business requires few assets to provide a consistently expanding stream of income. The Fund purchases shares which are temporarily out-of-favor and selling below intrinsic value.

A common thread in the Fund's investments is that the market price is below what a corporate or entrepreneurial buyer might be willing to pay for the entire business. The auction nature and the inefficiencies of the stock market are such that the Fund can often buy a minority interest in a fine company at a small fraction of the price per share necessary to acquire the entire company.

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


                      THIS PAGE INTENTIONALLY LEFT BLANK.

SCHWARTZ VALUE FUND
series of Schwartz Investment Trust
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

BOARD OF TRUSTEES
Gregory J. Schwartz, Chairman
George P. Schwartz, CFA
John E. Barnds
Peter F. Barry
Donald J. Dawson, Jr.
Joseph M. Grace

OFFICERS
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, CFA, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President
Becky S. Renaud, Chief Compliance Officer

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Suite 100
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
ULTIMUS FUND DISTRIBUTORS, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

CUSTODIAN
US BANK, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
DELOITTE & TOUCHE LLP
111 S. Wacker Drive
Chicago, Illinois 60606

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, DC 20006

                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                           SCHWARTZ INVESTMENT TRUST
--------------------------------------------------------------------------------

             [GRAPHIC OMITTED]
                 AVE MARIA
                   MUTUAL
                   FUNDS
                 ---------

      Ave Maria Catholic Values Fund

          Ave Maria Growth Fund

      Ave Maria Rising Dividend Fund

        Ave Maria Opportunity Fund

           Ave Maria Bond Fund

                                          ANNUAL REPORT
                                               2008

   SHAREHOLDER ACCOUNTS        [GRAPHIC OMITTED]        CORPORATE OFFICES
     c/o Ultimus Fund            AVE MARIA             3707 W. Maple Road
      Solutions, LLC               MUTUAL                  Suite 100
      P.O. Box 46707                FUNDS           Bloomfield Hills, MI 48301
   Cincinnati, OH 45246
      (888) 726-9331

Dear Shareowner of:

      Ave Maria Catholic Values Fund (AVEMX)
      Ave Maria Growth Fund (AVEGX)
      Ave Maria Rising Dividend Fund (AVEDX)
      Ave Maria Opportunity Fund (AVESX)
      Ave Maria Bond Fund (AVEFX)
      Ave Maria Money Market Account

2008 was a bad year by almost any measure for investors. Fortunately, the Ave Maria Mutual Funds had better investment performance than most. In fact, each equity Fund beat its respective index, some quite handily. The year began with the credit problems that originated in the sub prime mortgage sector spreading to other parts of the debt markets. Ultimately, the problems grew to the point where financial institutions that were thought to be too big to fail, began to fail. This led to a full blown credit crisis prompting the U.S. Treasury and the Fed to inject unprecedented sums into the economy. The year was capped off by the Bernard Madoff Ponzi scheme, resulting in billions of dollars of additional losses for unsuspecting investors. It was a bad year.

My greatest regret was not having the foresight to anticipate the economic developments which are now so evident. In retrospect, it now seems so obvious that a financial meltdown was brewing. With residential housing prices dropping from what are now recognized as ridiculously inflated levels, the financial underpinnings of the economy were wobbly. Added to that were the structural distortions caused by badly skewed incentives within the Financials sector. Wall Street executives were being rewarded with massive bonuses for essentially gambling with 30 to 1 leveraged balance sheets. Mortgage bankers loaned with reckless abandon to borrowers that were unqualified because they knew they were going to sell the loans to Wall Street. Wall Street financial engineers in turn sliced and diced those suspect loans into mortgage-backed securities, gussied them up with investment grade credit ratings and re-sold them to unsuspecting institutional investors around the world. It was a scheme that ran on greed, complexity and financial leverage. It all worked as long as housing prices continued to rise. When home prices rolled over, everything collapsed.

Responding to the ensuing debacle, the Federal Reserve and the U.S. Treasury have taken unprecedented measures pouring billions of dollars into the economy to stimulate consumer spending, and bail out financial institutions not to mention GM and Chrysler. The rest of the country has embarked upon a massive process of de-leveraging which will have the effect of shrinking personal and corporate balance sheets. This painful process will ultimately result in greater financial stability and a healthier economic environment, but in the interim, economic activity will be negatively impacted.

Understandably, investor confidence has been very badly shaken by all of this and the fate of the financial markets rests in many respects on improving sentiment. At market bottoms, by definition, investor confidence is always at its lowest. It is very possible that the low point in the current cycle has already passed. In my 40 years of investment counsel, I have never seen pessimism and fear as widespread as the past few months. Panic-struck investors have sold stocks relentlessly at any price, just to get out. Under the weight of pessimism and fear, stock prices got crushed. The result was the worst year for equity returns since 1931.

This massive liquidation of equites has resulted in an unprecedented level of cash parked on the sidelines. Currently, $4 trillion of investors' cash is sitting in money market funds yielding essentially zero. That represents roughly 40% of the market capitalization of all U.S. stocks. This is the highest ratio of cash-to-market value on record. That alone doesn't guarantee an immediate new bull market, but it does reduce the level of downside risk and create the potential for an explosive rally on the basis of almost any positive news.

The portfolio managers of the Ave Maria Mutual Funds have been working to capitalize on the opportunities that have been created. With virtually every asset class pounded, remarkable bargains appear almost everywhere. (This is especially so in the case of investment grade bonds of short and intermediate maturities, which are well represented in the Ave Maria Bond Fund.) In the Ave Maria equity Funds, additional cash reserves have been committed, focusing on the highest quality issues.

Amid the present financial turmoil, it's worth remembering that U.S. style capitalism remains the best economic system ever created, and no doubt will continue to be an efficient wealth-producing machine. While the recent U.S. government "investments" in U.S. companies is troublesome to hard-core capitalists like us, it was probably necessary to forestall an even worse economic contraction. The test will be when the economy recovers. Will the Federal government reverse these socialistic actions? Importantly, will the Federal Reserve have the willpower and self-discipline to remove the excess liquidity currently being created? If not, the massive money supply growth of the last six months will make inflation untenable a few years out. It's our view that the currently depressed valuation levels more than adequately reflect these unknowns, and that long-term investors will be amply rewarded for their patience and faith.

With our portfolio managers keenly focused on quality, each Ave Maria Mutual Fund appears well-positioned to weather the storm and benefit in the recovery to follow. Your confidence and trust is greatly appreciated, as we continue to manage these Catholic Funds in accordance with morally responsible guidelines.

                                   Sincerely,

                             /s/ George P. Schwartz

                             George P. Schwartz, CFA
                                    President

January 31, 2009

P.S. Shareholders now have the ability to access their account balances and view transaction history online at www.avemariafunds.com. You may call shareholder services toll-free at 1-888-726-9331 for help in accessing your account information.

The Letter to Shareholders and the Portfolio Manager Commentaries that follow seek to describe some of the Adviser's current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. Keep in mind that the information and opinions cover the period through the date of this report.

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS
================================================================================
Ave Maria Catholic Values Fund:
      Portfolio Manager Commentary........................................     1
      Performance.........................................................     3
      Total Return Comparisons with Major Indices.........................     4
      Ten Largest Equity Holdings.........................................     5
      Asset Allocation....................................................     5
      Schedule of Investments.............................................     6
Ave Maria Growth Fund:
      Portfolio Manager Commentary........................................    10
      Performance.........................................................    12
      Total Return Comparisons with Major Indices.........................    13
      Ten Largest Equity Holdings.........................................    14
      Asset Allocation....................................................    14
      Schedule of Investments.............................................    15
Ave Maria Rising Dividend Fund:
      Portfolio Manager Commentary........................................    18
      Performance.........................................................    20
      Total Return Comparisons with Major Indices.........................    21
      Ten Largest Equity Holdings.........................................    22
      Asset Allocation....................................................    22
      Schedule of Investments.............................................    23
Ave Maria Opportunity Fund:
      Portfolio Manager Commentary........................................    26
      Performance.........................................................    27
      Ten Largest Equity Holdings.........................................    28
      Asset Allocation....................................................    28
      Schedule of Investments.............................................    29
Ave Maria Bond Fund:
      Portfolio Manager Commentary........................................    32
      Performance.........................................................    33
      Total Return Comparisons with Major Indices.........................    34
      Ten Largest Holdings................................................    35
      Asset Allocation....................................................    35
      Schedule of Investments.............................................    36
Statements of Assets and Liabilities......................................    40
Statements of Operations..................................................    41

AVE MARIA MUTUAL FUNDS
TABLE OF CONTENTS (CONTINUED)
================================================================================
Statements of Changes in Net Assets:
   Ave Maria Catholic Values Fund.........................................    42
   Ave Maria Growth Fund..................................................    43
   Ave Maria Rising Dividend Fund.........................................    44
   Ave Maria Opportunity Fund.............................................    45
   Ave Maria Bond Fund....................................................    46
Financial Highlights:
   Ave Maria Catholic Values Fund.........................................    47
   Ave Maria Growth Fund..................................................    48
   Ave Maria Rising Dividend Fund.........................................    49
   Ave Maria Opportunity Fund.............................................    50
   Ave Maria Bond Fund - Class I..........................................    51
   Ave Maria Bond Fund - Class R..........................................    52
Notes to Financial Statements.............................................    53
Report of Independent Registered Public Accounting Firm...................    61
Board of Trustees and Executive Officers..................................    62
Catholic Advisory Board...................................................    64
Federal Tax Information...................................................    65
About Your Funds' Expenses................................................    66
Other Information.........................................................    69
Results of Special Meeting of Shareholders................................    69

THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF THE AVE MARIA MUTUAL FUNDS, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUNDS. TO OBTAIN A COPY OF THE PROSPECTUS, PLEASE VISIT OUR WEBSITE OR CALL 1-888-726-9331 AND A COPY WILL BE SENT TO YOU FREE OF CHARGE. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST. THE AVE MARIA MUTUAL FUNDS ARE DISTRIBUTED BY ULTIMUS FUND DISTRIBUTORS, LLC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. PERFORMANCE DATA, CURRENT TO THE MOST RECENT MONTH END, ARE AVAILABLE AT THE AVE MARIA FUNDS WEBSITE AT WWW.AVEMARIAFUNDS.COM OR BY CALLING 1-888-726-9331.

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareowner:

The Ave Maria Catholic Values Fund's (the "Fund") return for 2008 was -36.8% compared to -37.0% for the S&P 500 Index and -36.2% for the S&P 400 MidCap Index. Since inception on May 1, 2001, the Fund's return versus its benchmarks is:

                                      Since 5-01-01 Inception through 12-31-2008
                                                      Total Returns
                                         ------------------------------------
                                             Cumulative     Annualized
                                             ----------     ----------
Ave Maria Catholic Values Fund (AVEMX)          13.2%           1.6%
S&P 500 Index                                  -17.9%          -2.5%
S&P 400 MidCap Index                            14.9%           1.8%

History will record 2008 as the stock market's third worst year in over a century. Unlike the dot-com bear market early this decade, which devastated mostly technology and internet related stocks, there were few places to hide from last year's decline. All S&P market sectors suffered double-digit negative returns. Our philosophy of investing in high quality companies with solid balance sheets at attractive prices proved less than effective because valuations declined across the board as the financial crisis unfolded and fearful investors dumped shares of virtually all companies.

In spite of the breadth of last year's decline, the Fund held a number of stocks which produced positive returns. Most significant were Dollar Tree, Inc., Ross Stores, Inc. and Sherwin Williams Company, as well as Southwestern Energy Company and XTO Energy, Inc. Pulte Homes, Inc. was also a positive contributor, perhaps surprisingly, given the weakness in housing.

Stocks negatively impacting performance included Ion Geophysical Corporation (Energy), Thor Industries, Inc. (RV's), Kinetic Concepts, Inc. (Medical Devices), Waters Corporation (Test & Measurement Instruments) and Zebra Technologies Corporation (Barcode Readers).

In the second half of 2008, the Fund eliminated a number of companies: Pulte Homes, Inc. and Ryland Group, Inc. (Homebuilders), Lifetime Brands, Inc. (Household Goods), Citizens Republic Bancorp, Inc., Legg Mason, Inc. (Asset Management), American Eagle Outfitters, Inc. (Retail) and XTO Energy, Inc. These sales were based on either deteriorating long-term business fundamentals or full valuations at the time of sale.

Concurrently, the Fund added a number of new companies to the portfolio, including Peabody Energy Corporation (Coal), Forest Oil Corporation (Oil and Gas Production), BE Aerospace, Inc. and General Cable Corporation (Capital Goods),

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================

Coach, Inc. (Retail), and two bank stocks: Comerica, Inc. and BB&T Corporation. All of these stocks were purchased at what we consider compelling valuations after substantial price declines. We are confident they will persevere during this recession and do very well as the economy recovers.

The fiscal and monetary response to the current crisis should stabilize the economy, setting the stage for a return to economic expansion. The stock market will likely anticipate better times long before they make the headlines. On average, the market bottoms about half way through recessions, and this recession is already more than a year old. Whether the market goes up or down in the short term, we can say with confidence that for long-term value investors, the market is currently offering an opportunity to own great companies at prices that should also make them great investments.

Thank you for being a shareholder.

/s/ George P. Schwartz                  /s/ Gregory R. Heilman

George P. Schwartz, CFA                 Gregory R. Heilman, CFA
Co-Portfolio Manager                    Co-Portfolio Manager

AVE MARIA CATHOLIC VALUES FUND
PERFORMANCE (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AVE MARIA CATHOLIC VALUES FUND, THE S&P 500 INDEX,
                         AND THE S&P 400 MID CAP INDEX

                              [LINE GRAPH OMITTED]

      AVE MARIA
 CATHOLIC VALUES FUND           S&P 500 INDEX            S&P 400 MID CAP INDEX
---------------------        ---------------------       ---------------------
DATE           VALUE         DATE           VALUE        DATE           VALUE
----          -------        ----          -------       ----          -------
5/1/2001      $10,000        5/1/2001      $10,000       5/1/2001      $10,000
6/30/2001      10,370        6/30/2001       9,690       6/30/2001      10,110
9/30/2001       9,360        9/30/2001       8,268       9/30/2001       8,435
12/31/2001     10,529        12/31/2001      9,151       12/31/2001      9,952
3/31/2002      11,201        3/31/2002       9,177       3/31/2002      10,622
6/30/2002      10,970        6/30/2002       7,947       6/30/2002       9,633
9/30/2002       9,236        9/30/2002       6,574       9/30/2002       8,039
12/31/2002      9,496        12/31/2002      7,128       12/31/2002      8,508
3/31/2003       8,904        3/31/2003       6,904       3/31/2003       8,131
6/30/2003      10,649        6/30/2003       7,967       6/30/2003       9,564
9/30/2003      11,552        9/30/2003       8,177       9/30/2003      10,194
12/31/2003     12,872        12/31/2003      9,173       12/31/2003     11,538
3/31/2004      13,982        3/31/2004       9,328       3/31/2004      12,123
6/30/2004      14,184        6/30/2004       9,489       6/30/2004      12,240
9/30/2004      14,235        9/30/2004       9,311       9/30/2004      11,984
12/31/2004     15,459        12/31/2004     10,171       12/31/2004     13,441
3/31/2005      15,459        3/31/2005       9,952       3/31/2005      13,387
6/30/2005      15,660        6/30/2005      10,088       6/30/2005      13,958
9/30/2005      15,956        9/30/2005      10,452       9/30/2005      14,639
12/31/2005     16,354        12/31/2005     10,670       12/31/2005     15,129
3/31/2006      17,950        3/31/2006      11,119       3/31/2006      16,284
6/30/2006      17,244        6/30/2006      10,959       6/30/2006      15,771
9/30/2006      17,244        9/30/2006      11,580       9/30/2006      15,600
12/31/2006     18,674        12/31/2006     12,355       12/31/2006     16,690
3/31/2007      19,319        3/31/2007      12,434       3/31/2007      17,658
6/30/2007      20,429        6/30/2007      13,215       6/30/2007      18,689
9/30/2007      19,399        9/30/2007      13,483       9/30/2007      18,527
12/31/2007     17,922        12/31/2007     13,034       12/31/2007     18,022
3/31/2008      16,529        3/31/2008      11,803       3/31/2008      16,426
6/30/2008      16,142        6/30/2008      11,481       6/30/2008      17,318
9/30/2008      15,239        9/30/2008      10,520       9/30/2008      15,436
12/31/2008     11,321        12/31/2008      8,213       12/31/2008     11,492

Past performance is not predictive of future performance.

                  ---------------------------------------------
                         Ave Maria Catholic Values Fund
                        Average Annual Total Returns(a)
                     (for periods ended December 31, 2008)

                     1 Year    5 Years    Since Inception(b)
                     ------    -------    ------------------
                     -36.83%    -2.54%           1.63%
                  ---------------------------------------------

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 1, 2001) through December 31, 2008.

AVE MARIA CATHOLIC VALUES FUND
ANNUAL TOTAL RATES OF RETURN
COMPARISON WITH MAJOR INDICES (UNAUDITED)
================================================================================

    AVE MARIA CATHOLIC   S&P 500     S&P 400     S&P 600 SMALL    NASDAQ      VALUE LINE
        VALUES FUND       INDEX   MID CAP INDEX    CAP INDEX   COMPOSITE (b) COMPOSITE(b)
-----------------------------------------------------------------------------------------
2001(a)     5.3%          -8.5%        -0.5%           5.0%       -10.1%         -7.3%
2002       -9.8%         -22.1%       -14.5%         -14.6%       -31.5%        -28.6%
2003       35.6%          28.7%        35.6%          38.8%        50.0%         37.4%
2004       20.1%          10.9%        16.5%          22.7%         8.6%         11.5%
2005        5.8%           4.9%        12.6%           7.7%         1.4%          2.0%
2006       14.2%          15.8%        10.3%          15.1%         9.5%         11.0%
2007       -4.0%           5.5%         8.0%          -0.3%         9.8%         -3.8%
2008      -36.8%         -37.0%       -36.2%         -31.1%       -40.5%        -48.7%

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2008 (UNAUDITED)
================================================================================

             AVE MARIA CATHOLIC   S&P 500      S&P 400     S&P 600 SMALL    NASDAQ        VALUE LINE
                 VALUES FUND       INDEX    MID CAP INDEX    CAP INDEX   COMPOSITE (b)   COMPOSITE (b)
------------------------------------------------------------------------------------------------------
3 Years            -11.5%          -8.4%        -8.8%           -7.5%       -10.6%          -18.2%
5 Years             -2.5%          -2.2%        -0.1%            0.9%        -4.7%           -9.0%
Since Inception      1.6%          -2.5%         1.8%            3.5%        -4.1%           -7.1%

(a) Represents the period from the commencement of operations (May 1, 2001) through December 31, 2001.

(b)   Excluding dividends.

AVE MARIA CATHOLIC VALUES FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2008 (UNAUDITED)
================================================================================
                                                                        % OF NET
  SHARES     COMPANY                                     MARKET VALUE    ASSETS
--------------------------------------------------------------------------------
 1,000,000   Meadowbrook Insurance Group, Inc. .......     $6,440,000     4.8%
    90,000   Sherwin-Williams Company (The) ..........      5,377,500     4.0%
   200,000   Zebra Technologies Corporation - Class A       4,052,000     3.1%
   450,000   Gentex Corporation ......................      3,973,500     3.0%
   100,000   Genuine Parts Company ...................      3,786,000     2.9%
    50,000   Burlington Northern Santa Fe Corporation       3,785,500     2.9%
   125,000   Graco, Inc. .............................      2,966,250     2.2%
    50,000   General Dynamics Corporation ............      2,879,500     2.2%
    50,000   United Technologies Corporation .........      2,680,000     2.0%
   185,000   Western Union Company (The) .............      2,652,900     2.0%

ASSET ALLOCATION (UNAUDITED)
================================================================================
                                                                        % OF NET
SECTOR                                                                   ASSETS
--------------------------------------------------------------------------------
Consumer Discretionary ..............................................    23.4%
Energy ..............................................................     9.2%
Financials ..........................................................    16.5%
Health Care .........................................................     6.4%
Industrials .........................................................    26.4%
Information Technology ..............................................    10.2%
Materials ...........................................................     3.4%

Cash Equivalents, Other Assets and Liabilities ......................     4.5%
                                                                        ------
                                                                        100.0%
                                                                        ======

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008
================================================================================
COMMON STOCKS -- 95.5%                                    SHARES    MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 23.4%
   AUTO COMPONENTS -- 4.0%
      Gentex Corporation ..........................      450,000   $  3,973,500
      Johnson Controls, Inc. ......................       75,000      1,362,000
                                                                   ------------
                                                                      5,335,500
                                                                   ------------
   AUTOMOBILES -- 2.7%
      Harley-Davidson, Inc. .......................      110,000      1,866,700
      Thor Industries, Inc. .......................      135,000      1,779,300
                                                                   ------------
                                                                      3,646,000
                                                                   ------------
   DISTRIBUTORS -- 2.9%
      Genuine Parts Company .......................      100,000      3,786,000
                                                                   ------------

   HOUSEHOLD DURABLES -- 0.3%
      Craftmade International, Inc. ...............      250,000        432,500
                                                                   ------------

   LEISURE EQUIPMENT & PRODUCTS -- 1.0%
      Brunswick Corporation .......................      300,000      1,263,000
                                                                   ------------

   MULTI-LINE RETAIL -- 0.8%
      Dollar Tree, Inc. * .........................       25,000      1,045,000
                                                                   ------------

   SPECIALTY RETAIL -- 8.3%
      Bed Bath & Beyond Inc. * ....................       90,000      2,287,800
      Chico's FAS, Inc. * .........................      600,000      2,508,000
      Ross Stores, Inc. ...........................       30,000        891,900
      Sherwin-Williams Company (The) ..............       90,000      5,377,500
                                                                   ------------
                                                                     11,065,200
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 3.4%
      Coach, Inc. * ...............................      125,000      2,596,250
      VF Corporation ..............................       35,000      1,916,950
                                                                   ------------
                                                                      4,513,200
                                                                   ------------
ENERGY -- 9.2%
   ENERGY EQUIPMENT & SERVICES -- 3.6%
      Halliburton Company .........................      135,000      2,454,300
      ION Geophysical Corporation * ...............      325,000      1,114,750
      Patterson-UTI Energy, Inc. ..................      100,000      1,151,000
                                                                   ------------
                                                                      4,720,050
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS -- 5.6%
      Exxon Mobil Corporation .....................       25,000      1,995,750
      Forest Oil Corporation * ....................       75,000      1,236,750
      Frontier Oil Corporation ....................       70,000        884,100
      Peabody Energy Corporation ..................       85,000      1,933,750
      Southwestern Energy Company * ...............       50,000      1,448,500
                                                                   ------------
                                                                      7,498,850
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 95.5% (CONTINUED)                        SHARES    MARKET VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 16.5%
   COMMERCIAL BANKS -- 2.3%
      BB&T Corporation ............................       50,000   $  1,373,000
      Comerica, Inc. ..............................       20,000        397,000
      Synovus Financial Corporation ...............      150,000      1,245,000
                                                                   ------------
                                                                      3,015,000
                                                                   ------------
   INSURANCE -- 11.8%
      Alleghany Corporation * .....................        5,000      1,410,000
      American Safety Insurance Holdings Ltd. * ...      100,000      1,321,000
      Everest Re Group Ltd. .......................       25,000      1,903,500
      Hanover Insurance Group, Inc. (The) .........       50,000      2,148,500
      Meadowbrook Insurance Group, Inc. ...........    1,000,000      6,440,000
      Unico American Corporation * ................      282,945      2,492,745
                                                                   ------------
                                                                     15,715,745
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS -- 2.4%
      Annaly Capital Management, Inc. .............       50,000        793,500
      Hatteras Financial Corporation ..............       40,000      1,064,000
      HCP, Inc. ...................................       50,000      1,388,500
                                                                   ------------
                                                                      3,246,000
                                                                   ------------
HEALTH CARE -- 6.4%
   HEALTH CARE EQUIPMENT & SUPPLIES -- 4.9%
      Beckman Coulter, Inc. .......................       25,000      1,098,500
      Kinetic Concepts, Inc. * ....................      130,000      2,493,400
      Neogen Corporation * ........................       50,000      1,249,000
      Stryker Corporation .........................       40,000      1,598,000
                                                                   ------------
                                                                      6,438,900
                                                                   ------------
   LIFE SCIENCES TOOLS & SERVICES -- 1.5%
      Waters Corporation * ........................       55,000      2,015,750
                                                                   ------------

INDUSTRIALS -- 26.4%
   AEROSPACE & DEFENSE -- 5.3%
      BE Aerospace, Inc. * ........................      200,000      1,538,000
      General Dynamics Corporation ................       50,000      2,879,500
      United Technologies Corporation .............       50,000      2,680,000
                                                                   ------------
                                                                      7,097,500
                                                                   ------------
   BUILDING PRODUCTS -- 1.9%
      Simpson Manufacturing Company, Inc. .........       90,000      2,498,400
                                                                   ------------

   CONSTRUCTION & ENGINEERING -- 1.9%
      Foster Wheeler, Ltd. * ......................      105,000      2,454,900
                                                                   ------------

   ELECTRICAL EQUIPMENT -- 3.6%
      Belden Inc. .................................      125,000      2,610,000
      General Cable Corporation * .................      125,000      2,211,250
                                                                   ------------
                                                                      4,821,250
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 95.5% (CONTINUED)                        SHARES    MARKET VALUE
--------------------------------------------------------------------------------
INDUSTRIALS -- 26.4% (CONTINUED)
   MACHINERY -- 10.2%
      Caterpillar Inc. ............................       45,000   $  2,010,150
      Graco, Inc. .................................      125,000      2,966,250
      Illinois Tool Works, Inc. ...................       75,000      2,628,750
      Lincoln Electric Holdings, Inc. .............       45,000      2,291,850
      Toro Company (The) ..........................       50,000      1,650,000
      Trinity Industries, Inc. ....................      125,000      1,970,000
                                                                   ------------
                                                                     13,517,000
                                                                   ------------
   PROFESSIONAL SERVICES -- 0.6%
      Manpower, Inc. ..............................       25,000        849,750
                                                                   ------------

   ROAD & RAIL -- 2.9%
      Burlington Northern Santa Fe Corporation ....       50,000      3,785,500
                                                                   ------------

INFORMATION TECHNOLOGY -- 10.2%
   COMMUNICATIONS EQUIPMENT -- 1.1%
      ADTRAN, Inc. ................................      100,000      1,488,000
                                                                   ------------

   COMPUTERS & PERIPHERALS -- 2.4%
      Logitech International S.A. * ...............       70,000      1,090,600
      Stratasys, Inc. * ...........................       20,000        215,000
      Teradata Corporation * ......................      125,000      1,853,750
                                                                   ------------
                                                                      3,159,350
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.6%
      Arrow Electronics, Inc. * ...................       30,000        565,200
      MTS Systems Corporation .....................       45,000      1,198,800
      Rofin-Sinar Technologies, Inc. * ............       20,000        411,600
                                                                   ------------
                                                                      2,175,600
                                                                   ------------
   IT SERVICES -- 2.0%
      Western Union Company (The) .................      185,000      2,652,900
                                                                   ------------

   OFFICE ELECTRONICS -- 3.1%
      Zebra Technologies Corporation - Class A * ..      200,000      4,052,000
                                                                   ------------

MATERIALS -- 3.4%
   CHEMICALS -- 2.4%
      Balchem Corporation .........................       73,600      1,833,376
      RPM International Inc. ......................      100,000      1,329,000
                                                                   ------------
                                                                      3,162,376
                                                                   ------------
   METALS & MINING -- 1.0%
      Alcoa, Inc. .................................      125,000      1,407,500
                                                                   ------------

TOTAL COMMON STOCKS (Cost $175,165,980) ...........                $126,858,721
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
MONEY MARKET FUNDS -- 4.8%                                SHARES    MARKET VALUE
--------------------------------------------------------------------------------
Federated Government Obligations Tax-Managed Fund -
   Institutional Shares, 1.13% (a) ................    4,678,187   $  4,678,187
Federated U.S. Treasury Cash Reserve Fund -
   Institutional Shares, 0.38% (a) ................    1,728,862      1,728,862
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $6,407,049) ........                $  6,407,049
                                                                   ------------

TOTAL INVESTMENTS AT MARKET VALUE -- 100.3%
   (Cost $181,573,029) ............................                $133,265,770

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%) ...                    (452,072)
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $132,813,698
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See notes to financial statements.

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

For the year ended December 31, 2008, the Ave Maria Growth Fund (the "Fund") had a total return of -32.1% compared with -37.0% for the S&P 500 Index. For the three years ended December 31, 2008, the Fund's total return was -4.3% annualized compared with -8.4% annualized for the S&P 500 Index. Since inception (May 1, 2003), the Fund's total return was 5.0% annualized compared with 1.7% annualized for the S&P 500 Index. As you know, the investment environment in 2008, as covered elsewhere in this report, was uniquely difficult.

The top five performing issues in the Fund for 2008 were:

   VCA Antech, Inc. (Veterinery Laboratories & Hospitals)                 +13.2%
   ITT Industries (Defense Electronics & Fluid Control Products)           +0.5%
   Franklin Electric Company, Inc. (Submersible Pumps,
     Motors, Electronic Controls)                                          +0.3%
   Ross Stores, Inc. (First-Quality Apparel, Shoes, Fragrances)            -1.0%
   Alliant Techsystems, Inc. (Ammunition, Rocket Engines)                  -4.7%

The bottom five performing issues were:

   Frontier Oil Corporation (Crude Oil Refining & Marketing)              -69.1%
   Harley-Davidson, Inc. (Motorcycle Manufacturer)                        -62.0%
   Amphenol Corporation (Connectors, Cable & Interconnect Systems)        -59.6%
   Coach, Inc. (High-End Handbags, Outerwear,
     Footware, Business Cases)                                            -53.2%
   Polaris Industries, Inc. (Snowmobiles, All-Terrain
     Vehicles, Motorcycles)                                               -52.0%

The Fund is diversified among eight out of eleven S&P 500 economic sectors as follows:

   Consumer Staples                                                         7.8%
   Consumer Cyclicals                                                      12.2%
   Financials                                                               8.6%
   Transportation                                                           5.1%
   Energy                                                                  13.9%
   Capital Goods                                                           27.3%
   Technology                                                               9.9%
   Health Care                                                             15.2%

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================

As of December 31, 2008, the Fund was 5-star rated by Morningstar*, placing the Fund's 3-year and 5-year investment performance within the top ten percent of Morningstar's mid-cap growth category.

Respectfully,

/s/ James L. Bashaw

James L. Bashaw, CFA
Portfolio Manager

* Morningstar rated the Fund among 821, 821 and 674 Mid-Cap Growth funds for the overall, the 3-, and 5-year periods ended 12/31/2008, respectively. Morningstar Ratings(TM) are based on risk-adjusted returns. The Overall Morningstar Rating(TM) is derived from a weighted average of the performance figures associated with a fund's 3-, 5-, and 10-year (if applicable) Morningstar Rating(TM) metrics.

      For funds with at least a 3-year history, a Morningstar Rating(TM) is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) with emphasis on downward variations and consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star.

AVE MARIA GROWTH FUND
PERFORMANCE (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
               IN THE AVE MARIA GROWTH FUND AND THE S&P 500 INDEX

                              [LINE GRAPH OMITTED]

                AVE MARIA GROWTH FUND            S&P 500 INDEX
                ---------------------        ---------------------
                DATE           VALUE         DATE           VALUE
                ----          -------        ----          -------
                5/1/2003      $10,000        5/1/2003      $10,000
                6/30/2003      10,660        6/30/2003      10,667
                9/30/2003      10,980        9/30/2003      10,952
                12/31/2003     12,340        12/31/2003     12,286
                3/31/2004      12,860        3/31/2004      12,494
                6/30/2004      13,240        6/30/2004      12,708
                9/30/2004      13,570        9/30/2004      12,470
                12/31/2004     14,990        12/31/2004     13,623
                3/31/2005      14,390        3/31/2005      13,330
                6/30/2005      14,170        6/30/2005      13,512
                9/30/2005      14,540        9/30/2005      13,999
                12/31/2005     15,040        12/31/2005     14,291
                3/31/2006      16,344        3/31/2006      14,893
                6/30/2006      16,554        6/30/2006      14,678
                9/30/2006      16,494        9/30/2006      15,510
                12/31/2006     17,410        12/31/2006     16,548
                3/31/2007      18,138        3/31/2007      16,654
                6/30/2007      18,937        6/30/2007      17,700
                9/30/2007      19,200        9/30/2007      18,059
                12/31/2007     19,433        12/31/2007     17,457
                3/31/2008      17,699        3/31/2008      15,809
                6/30/2008      17,647        6/30/2008      15,378
                9/30/2008      17,175        9/30/2008      14,090
                12/31/2008     13,194        12/31/2008     10,996

                       Past performance is not predictive of future performance.

                  ---------------------------------------------
                             Ave Maria Growth Fund
                        Average Annual Total Returns(a)
                     (for periods ended December 31, 2008)

                    1 Year    5 Years    Since Inception(b)
                    ------    -------    ------------------
                    -32.10%     1.35%          5.01%
                  ---------------------------------------------

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2008.

AVE MARIA GROWTH FUND
ANNUAL TOTAL RATES OF RETURN
COMPARISON WITH MAJOR INDICES (UNAUDITED)
================================================================================
             AVE MARIA GROWTH FUND     S&P 500 INDEX
--------------------------------------------------------------------------------
2003 (a)            23.4%                  22.8%
2004                21.5%                  10.9%
2005                 0.3%                   4.9%
2006                15.8%                  15.8%
2007                11.6%                   5.5%
2008               -32.1%                 -37.0%

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2008 (UNAUDITED)
================================================================================
             AVE MARIA GROWTH FUND     S&P 500 INDEX
--------------------------------------------------------------------------------
3 Years             -4.3%                  -8.4%
5 Years              1.4%                  -2.2%
Since Inception      5.0%                   1.7%

(a) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2003.

AVE MARIA GROWTH FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2008 (UNAUDITED)
================================================================================
                                                                        % OF NET
    SHARES   COMPANY                                     MARKET VALUE    ASSETS
--------------------------------------------------------------------------------
    47,800   C.R. Bard, Inc. .........................     $4,027,628     4.8%
   196,200   Rollins, Inc. ...........................      3,547,296     4.2%
    76,600   Kellogg Company .........................      3,358,910     4.0%
   160,200   Brown & Brown, Inc. .....................      3,348,180     4.0%
    41,400   Exxon Mobil Corporation .................      3,304,962     3.9%
    53,800   Occidental Petroleum Corporation ........      3,227,462     3.8%
    98,300   McCormick & Company, Inc. ...............      3,131,838     3.7%
    55,000   Danaher Corporation .....................      3,113,550     3.7%
    93,600   Accenture Ltd. - Class A ................      3,069,144     3.7%
    88,900   Toro Company (The) ......................      2,933,700     3.5%

ASSET ALLOCATION (UNAUDITED)
================================================================================
                                                                        % OF NET
SECTOR                                                                   ASSETS
--------------------------------------------------------------------------------
Consumer Discretionary ..............................................    11.7%
Consumer Staples ....................................................     7.7%
Energy ..............................................................    13.0%
Financials ..........................................................     8.6%
Health Care .........................................................    18.3%
Industrials .........................................................    29.3%
Information Technology ..............................................     8.9%

Cash Equivalents, Other Assets and Liabilities ......................     2.5%
                                                                        ------
                                                                        100.0%
                                                                        ======

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008
================================================================================
COMMON STOCKS -- 97.5%                                    SHARES    MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 11.7%
   AUTO COMPONENTS -- 1.8%
      Johnson Controls, Inc. ......................       81,900   $  1,487,304
                                                                   ------------

   AUTOMOBILES -- 0.9%
      Harley-Davidson, Inc. .......................       47,300        802,681
                                                                   ------------

   LEISURE EQUIPMENT & PRODUCTS -- 2.7%
      Polaris Industries, Inc. ....................       78,500      2,249,025
                                                                   ------------

   SPECIALTY RETAIL -- 4.3%
      Bed Bath & Beyond Inc. * ....................       60,100      1,527,742
      Ross Stores, Inc. ...........................       69,300      2,060,289
                                                                   ------------
                                                                      3,588,031
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
      Coach, Inc. * ...............................       81,000      1,682,370
                                                                   ------------

CONSUMER STAPLES -- 7.7%
   FOOD PRODUCTS -- 7.7%
      Kellogg Company .............................       76,600      3,358,910
      McCormick & Company, Inc. ...................       98,300      3,131,838
                                                                   ------------
                                                                      6,490,748
                                                                   ------------
ENERGY -- 13.0%
   OIL, GAS & CONSUMABLE FUELS -- 13.0%
      Exxon Mobil Corporation .....................       41,400      3,304,962
      Frontier Oil Corporation ....................      115,900      1,463,817
      Occidental Petroleum Corporation ............       53,800      3,227,462
      XTO Energy, Inc. ............................       83,125      2,931,819
                                                                   ------------
                                                                     10,928,060
                                                                   ------------
FINANCIALS -- 8.6%
   CAPITAL MARKETS -- 4.6%
      Eaton Vance Corporation .....................       59,000      1,239,590
      SEI Investments Company .....................      163,900      2,574,869
                                                                   ------------
                                                                      3,814,459
                                                                   ------------
   INSURANCE -- 4.0%
      Brown & Brown, Inc. .........................      160,200      3,348,180
                                                                   ------------

HEALTH CARE -- 18.3%
   HEALTH CARE EQUIPMENT & SUPPLIES -- 11.5%
      Beckman Coulter, Inc. .......................       23,300      1,023,802
      C.R. Bard, Inc. .............................       47,800      4,027,628
      Stryker Corporation .........................       56,800      2,269,160
      Varian Medical Systems, Inc. * ..............       65,800      2,305,632
                                                                   ------------
                                                                      9,626,222
                                                                   ------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 97.5% (CONTINUED)                        SHARES    MARKET VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 18.3% (CONTINUED)
   HEALTH CARE PROVIDERS & SERVICES -- 3.6%
      Patterson Companies, Inc. * .................       55,500   $  1,040,625
      VCA Antech, Inc. * ..........................      100,000      1,988,000
                                                                   ------------
                                                                      3,028,625
                                                                   ------------
   LIFE SCIENCES TOOLS & SERVICES -- 3.2%
      Dionex Corporation * ........................       59,900      2,686,515
                                                                   ------------

INDUSTRIALS -- 29.3%
   AEROSPACE & DEFENSE -- 2.3%
      General Dynamics Corporation ................       34,200      1,969,578
                                                                   ------------

   AIR FREIGHT & LOGISTICS -- 1.9%
      Expeditors International of Washington, Inc.        49,100      1,633,557
                                                                   ------------

   COMMERCIAL SERVICES & SUPPLIES -- 4.2%
      Rollins, Inc. ...............................      196,200      3,547,296
                                                                   ------------

   ELECTRICAL EQUIPMENT -- 3.0%
      AMETEK, Inc. ................................       82,200      2,483,262
                                                                   ------------

   MACHINERY -- 14.8%
      CLARCOR, Inc. ...............................       56,800      1,884,624
      Danaher Corporation .........................       55,000      3,113,550
      Donaldson Company, Inc. .....................       61,400      2,066,110
      Graco, Inc. .................................      100,200      2,377,746
      Toro Company (The) ..........................       88,900      2,933,700
                                                                   ------------
                                                                     12,375,730
                                                                   ------------
   ROAD & RAIL -- 3.1%
      Landstar System, Inc. .......................       67,500      2,594,025
                                                                   ------------

INFORMATION TECHNOLOGY -- 8.9%
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 5.2%
      Amphenol Corporation - Class A ..............       94,200      2,258,916
      Mettler-Toledo International Inc. * .........       31,900      2,150,060
                                                                   ------------
                                                                      4,408,976
                                                                   ------------
   IT SERVICES -- 3.7%
      Accenture Ltd. - Class A ....................       93,600      3,069,144
                                                                   ------------

TOTAL COMMON STOCKS (Cost $98,482,908) ............                $ 81,813,788
                                                                   ------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
MONEY MARKET FUNDS -- 2.6%                                SHARES    MARKET VALUE
--------------------------------------------------------------------------------
Federated Government Obligations Tax-Managed Fund -
   Institutional Shares, 1.13%  (a) (Cost $2,152,982)  2,152,982   $  2,152,982
                                                                   ------------

TOTAL INVESTMENTS AT MARKET VALUE -- 100.1%
   (Cost $100,635,890) ............................                $ 83,966,770

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) ...                     (55,755)
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $ 83,911,015
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

For 2008, the total return of the Ave Maria Rising Dividend Fund (the "Fund") was a negative 22.8%, better than the S&P 500, which was down 37.0%. The Fund more closely approximates the performance of the S&P Dividend Aristocrat Index, which was down 21.6%.

The strongest positive contributions to performance came from Ross Stores, Inc. (off-price retail stores), CSX Corporation (rail transport), Diebold, Inc.
(ATMs), and Family Dollar Stores, Inc. (discount retailer). Performance was hindered by the Fund's holdings in R.R. Donnelley & Sons Company (commercial printer), Harley-Davidson, Inc. (motorcycles), Halliburton Company (oil services), and Legg Mason, Inc. (asset management).

Reflecting the broad market decline, the prices of most of the stocks in the portfolio declined during the year, but the financial viability of the companies was never in question. In a year when investors wanted stability and quality, the companies in the portfolio provided that. Of the 43 companies in the portfolio at year-end, 32 raised their dividend during 2008, and only one reduced its dividend. Several of the companies have increased their dividends annually for 25 years or more. Only exceptional companies with superior business characteristics can do that.

In managing the Fund, dividends figure prominently in our selection process. But the focus doesn't fall on simple dividend yield. This isn't an income fund, nor a high-yield equity fund. The focus is on total return, with the greater portion of the total return expected from capital appreciation. Regular dividend increases are what we are looking for, because they serve as reliable indicators of the underlying business characteristics, just like high profit margins and consistently high ROI with low debt levels. The vast majority of companies don't have the business characteristics which can produce consistent dividend increases. It was these underlying features, and not the dividend yield itself, that caused our portfolio to outperform the broad market indices in 2008.

At some point, the economy will find bottom and aggregate corporate earnings will resume growing, probably sooner than most pundits are predicting. In the meantime, it is in challenging times such as these, that distinctions are most easily made between the best companies and the also rans. In a recession, the weak companies play defense, because they have to. Great companies, such as those in the portfolio, have the resources and staying power to keep their focus on offense. Over time, their stock prices will reflect those inherent strengths.

AVE MARIA RISING DIVIDEND FUND
PORTFOLIO MANAGER COMMENTARY (CONTINUED)
================================================================================

As of December 31, 2008, the Fund was 5-star rated by Morningstar*, placing the Fund's 3-year investment performance within the top ten percent of Morningstar's mid-cap value category.

Your participation in the Fund is appreciated.

With best regards,

/s/ George P. Schwartz                  /s/ Richard L. Platte, Jr.

George P. Schwartz, CFA                 Richard L. Platte, Jr., CFA
Co-Portfolio Manager                    Co-Portfolio Manager

* Morningstar rated the Fund among 338 mid-cap value funds for the overall and 3- year periods ended 12/31/2008, respectively. Morningstar Ratings(TM) are based on risk-adjusted returns. The Overall Morningstar Rating(TM) is derived from a weighted average of the performance figures associated with a fund's 3-, 5-, and 10-year (if applicable) Morningstar Rating(TM) metrics.

      For funds with at least a 3-year history, a Morningstar Rating(TM) is based on a risk adjusted return measure (including the effects of sales charges, loads, and redemption fees) with emphasis on downward variations and consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star.

AVE MARIA RISING DIVIDEND FUND
PERFORMANCE (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AVE MARIA RISING DIVIDEND FUND, THE S&P 500 INDEX,
                   AND THE S&P 500 DIVIDEND ARISTOCRAT INDEX

                              [LINE GRAPH OMITTED]

 AVE MARIA RISING                                            S&P DIVIDEND
   DIVIDEND FUND                S&P 500 INDEX              ARISTOCRAT INDEX
---------------------        ---------------------       ---------------------
DATE           VALUE         DATE           VALUE        DATE           VALUE
----          -------        ----          -------       ----          -------
5/2/2005      $10,000        5/2/2005      $10,000       5/2/2005      $10,000
6/30/2005      10,200        6/30/2005      10,286       6/30/2005      10,031
9/30/2005      10,330        9/30/2005      10,656       9/30/2005      10,136
12/31/2005     10,671        12/31/2005     10,879       12/31/2005     10,542
3/31/2006      11,386        3/31/2006      11,336       3/31/2006      11,049
6/30/2006      11,336        6/30/2006      11,173       6/30/2006      11,176
9/30/2006      11,751        9/30/2006      11,806       9/30/2006      11,754
12/31/2006     12,580        12/31/2006     12,596       12/31/2006     12,365
3/31/2007      12,990        3/31/2007      12,677       3/31/2007      12,536
6/30/2007      13,617        6/30/2007      13,473       6/30/2007      13,078
9/30/2007      13,412        9/30/2007      13,746       9/30/2007      12,830
12/31/2007     12,506        12/31/2007     13,288       12/31/2007     12,110
3/31/2008      12,058        3/31/2008      12,033       3/31/2008      11,541
6/30/2008      11,744        6/30/2008      11,705       6/30/2008      10,796
9/30/2008      11,954        9/30/2008      10,726       9/30/2008      11,322
12/31/2008      9,656        12/31/2008      8,372       12/31/2008      9,500

Past performance is not predictive of future performance.

                ------------------------------------------------
                         Ave Maria Rising Dividend Fund
                        Average Annual Total Returns(a)
                     (for periods ended December 31, 2008)

                          1 Year    Since Inception(b)
                          ------    ------------------
                          -22.79%         -0.95%
                ------------------------------------------------

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 2, 2005) through December 31, 2008.

AVE MARIA RISING DIVIDEND FUND
ANNUAL TOTAL RATES OF RETURN
COMPARISON WITH MAJOR INDICES (UNAUDITED)
================================================================================
                   AVE MARIA
              RISING DIVIDEND FUND     S&P 500 INDEX
--------------------------------------------------------------------------------
2005 (a)              6.7%                   8.8%
2006                 17.9%                  15.8%
2007                 -0.6%                   5.5%
2008                -22.8%                 -37.0%

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2008 (UNAUDITED)
================================================================================
                   AVE MARIA
              RISING DIVIDEND FUND     S&P 500 INDEX
--------------------------------------------------------------------------------
3 Years              -3.3%                  -8.4%
Since Inception      -1.0%                  -4.7%

(a) Represents the period from the commencement of operations (May 2, 2005) through December 31, 2005.

AVE MARIA RISING DIVIDEND FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2008 (UNAUDITED)
================================================================================
                                                                        % OF NET
    SHARES   COMPANY                                     MARKET VALUE    ASSETS
--------------------------------------------------------------------------------
    38,000   Sherwin-Williams Company (The) ..........     $2,270,500     3.4%
    35,000   Laboratory Corporation of
             America Holdings ........................      2,254,350     3.3%
    75,000   Ross Stores, Inc. .......................      2,229,750     3.3%
    85,000   Graco, Inc. .............................      2,017,050     3.0%
    45,000   Caterpillar Inc. ........................      2,010,150     3.0%
    62,500   Hormel Foods Corporation ................      1,942,500     2.9%
    50,000   Genuine Parts Company ...................      1,893,000     2.8%
    25,000   Burlington Northern Santa Fe Corporation       1,892,750     2.8%
   140,000   RPM International Inc. ..................      1,860,600     2.8%
    25,000   PartnerRe Ltd. ..........................      1,781,750     2.7%

ASSET ALLOCATION (UNAUDITED)
================================================================================
                                                                        % OF NET
SECTOR                                                                   ASSETS
--------------------------------------------------------------------------------
Consumer Discretionary ..............................................    21.8%
Consumer Staples ....................................................     8.1%
Energy ..............................................................     8.6%
Financials ..........................................................    12.0%
Health Care .........................................................     9.2%
Industrials .........................................................    25.2%
Information Technology ..............................................     2.6%
Materials ...........................................................     4.5%

Cash Equivalents, Other Assets and Liabilities ......................     8.0%
                                                                        ------
                                                                        100.0%
                                                                        ======

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008
================================================================================
COMMON STOCKS -- 92.0%                                    SHARES    MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 21.8%
   AUTOMOBILES -- 1.8%
      Harley-Davidson, Inc. .......................       70,000   $  1,187,900
                                                                   ------------

   DISTRIBUTORS -- 2.8%
      Genuine Parts Company .......................       50,000      1,893,000
                                                                   ------------

   HOUSEHOLD DURABLES -- 3.8%
      Leggett & Platt, Inc. .......................       80,000      1,215,200
      Stanley Works (The) .........................       40,000      1,364,000
                                                                   ------------
                                                                      2,579,200
                                                                   ------------
   MULTI-LINE RETAIL -- 2.5%
      Family Dollar Stores, Inc. ..................       65,000      1,694,550
                                                                   ------------

   SPECIALTY RETAIL -- 8.4%
      Cato Corporation (The) - Class A ............       75,000      1,132,500
      Ross Stores, Inc. ...........................       75,000      2,229,750
      Sherwin-Williams Company (The) ..............       38,000      2,270,500
                                                                   ------------
                                                                      5,632,750
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
      VF Corporation ..............................       30,000      1,643,100
                                                                   ------------

CONSUMER STAPLES -- 8.1%
   FOOD & STAPLES RETAILING -- 2.6%
      Sysco Corporation ...........................       75,000      1,720,500
                                                                   ------------

   FOOD PRODUCTS -- 5.5%
      Hormel Foods Corporation ....................       62,500      1,942,500
      Kellogg Company .............................       40,000      1,754,000
                                                                   ------------
                                                                      3,696,500
                                                                   ------------
ENERGY -- 8.6%
   ENERGY EQUIPMENT & SERVICES -- 4.8%
      Halliburton Company .........................       90,000      1,636,200
      Schlumberger Limited ........................       37,500      1,587,375
                                                                   ------------
                                                                      3,223,575
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS -- 3.8%
      Exxon Mobil Corporation .....................       18,000      1,436,940
      Peabody Energy Corporation ..................       47,500      1,080,625
                                                                   ------------
                                                                      2,517,565
                                                                   ------------
FINANCIALS -- 12.0%
   COMMERCIAL BANKS -- 5.1%
      BB&T Corporation ............................       50,000      1,373,000
      Synovus Financial Corporation ...............      125,000      1,037,500
      United Bankshares, Inc. .....................       30,000        996,600
                                                                   ------------
                                                                      3,407,100
                                                                   ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 92.0% (CONTINUED)                        SHARES    MARKET VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 12.0% (CONTINUED)
   INSURANCE -- 6.9%
      HCC Insurance Holdings, Inc. ................       55,000   $  1,471,250
      Mercury General Corporation .................       30,000      1,379,700
      PartnerRe Ltd. ..............................       25,000      1,781,750
                                                                   ------------
                                                                      4,632,700
                                                                   ------------
HEALTH CARE -- 9.2%
   HEALTH CARE EQUIPMENT & SUPPLIES -- 5.9%
      Beckman Coulter, Inc. .......................       10,000        439,400
      Becton, Dickinson & Company .................       15,000      1,025,850
      DENTSPLY International, Inc. ................       45,000      1,270,800
      Stryker Corporation .........................       30,000      1,198,500
                                                                   ------------
                                                                      3,934,550
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES -- 3.3%
      Laboratory Corporation of America Holdings *        35,000      2,254,350
                                                                   ------------

INDUSTRIALS -- 25.2%
   AEROSPACE & DEFENSE -- 3.7%
      General Dynamics Corporation ................       15,000        863,850
      United Technologies Corporation .............       30,000      1,608,000
                                                                   ------------
                                                                      2,471,850
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES -- 3.5%
      HNI Corporation .............................       70,000      1,108,800
      R.R. Donnelley & Sons Company ...............       90,000      1,222,200
                                                                   ------------
                                                                      2,331,000
                                                                   ------------
   INDUSTRIAL CONGLOMERATES -- 1.4%
      Raven Industries, Inc. ......................       40,000        964,000
                                                                   ------------

   MACHINERY -- 9.5%
      Caterpillar Inc. ............................       45,000      2,010,150
      Graco, Inc. .................................       85,000      2,017,050
      PACCAR, Inc. ................................       52,500      1,501,500
      Toro Company (The) ..........................       25,000        825,000
                                                                   ------------
                                                                      6,353,700
                                                                   ------------
   ROAD & RAIL -- 4.0%
      Burlington Northern Santa Fe Corporation ....       25,000      1,892,750
      Norfolk Southern Corporation ................       17,500        823,375
                                                                   ------------
                                                                      2,716,125
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS -- 3.1%
      Fastenal Company ............................       15,000        522,750
      W.W. Grainger, Inc. .........................       20,000      1,576,800
                                                                   ------------
                                                                      2,099,550
                                                                   ------------
INFORMATION TECHNOLOGY -- 2.6%
   IT SERVICES -- 2.6%
      Paychex, Inc. ...............................       65,000      1,708,200
                                                                   ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 92.0% (CONTINUED)                        SHARES    MARKET VALUE
--------------------------------------------------------------------------------
MATERIALS -- 4.5%
   CHEMICALS -- 4.5%
      RPM International Inc. ......................      140,000   $  1,860,600
      Scotts Miracle-Gro Company (The) - Class A ..       40,000      1,188,800
                                                                   ------------
                                                                      3,049,400
                                                                   ------------

TOTAL COMMON STOCKS (Cost $76,251,389) ............                $ 61,711,165
                                                                   ------------

================================================================================
MONEY MARKET FUNDS -- 7.7%                                SHARES    MARKET VALUE
--------------------------------------------------------------------------------
Federated Government Obligations Tax-Managed Fund -
  Institutional Shares, 1.13% (a) .................    2,986,138   $  2,986,138
Federated U.S. Treasury Cash Reserve Fund -
  Institutional Shares, 0.38% (a) .................    2,170,306      2,170,306
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $5,156,444) ........                $  5,156,444
                                                                   ------------

TOTAL INVESTMENTS AT MARKET VALUE -- 99.7%
   (Cost $81,407,833) .............................                $ 66,867,609

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3% .....                     234,434
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $ 67,102,043
                                                                   ============

*     Non-income producing security.

(a) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareowner:

For 2008 the Ave Maria Opportunity Fund (the "Fund") had a total return of -32.2% compared to -33.8% for the Russell 2000 Index and -31.1% for the S&P 600 SmallCap Index. Stocks which contributed positively to performance during the year included ADTRAN, Inc. (telecommunications equipment), ScanSource, Inc. (technology distribution), Rockwell Collins, Inc. (aerospace & defense manufacturing) , and Dollar Tree, Inc. (discount retailing). Stocks which had the biggest negative impact on performance included Kinetic Concepts, Inc. (medical technology & equipment), Holly Corporation (oil refining), Signet Jewelers Ltd. (retailing), and Rimage Corporation (digital storage and publishing systems).

There was virtually no place to hide for U.S. equity investors in 2008. Nearly every market sector and investment strategy experienced sharp declines. Consumer, energy, financial, technology, value, growth, small-cap, large-cap, you name it - it got hammered. The Fund was unable to escape the carnage. We avoided the major blowups in the financials and housing stocks by having very little exposure to these sectors. But we severely underestimated the collateral damage our holdings would endure as a result of the credit crisis. Further, our sizeable energy related holdings suffered, as the price of crude oil, and most other commodities, tumbled during the last 5 months of the year.

The current recession and bear market has afforded us the opportunity to purchase some very high quality companies at compelling prices. In December, we initiated positions in 3M Company (diversified manufacturing), Federated Investors, Inc. (investment management), and Forward Air Corporation (freight transportation). We also re-established a position in Rockwell Collins, Inc. These fine companies have fortress balance sheets, with little or no debt, which allows them flexibility and the ability to control their own destiny. During economic downturns they can take market share from weaker competitors struggling under debt burdens. The aforementioned companies possess strong brand names, have high margin businesses, generate high returns on capital, and produce excess free cash flow each year. With fear and pessimism widespread, even these truly exceptional companies can be found in the bargain bin. From currently depressed share prices, patient, long-term investors should be richly rewarded.

With best regards,

/s/ Timothy S. Schwartz

Timothy S. Schwartz, CFA
Portfolio Manager

AVE MARIA OPPORTUNITY FUND
PERFORMANCE (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE AVE MARIA OPPORTUNITY FUND AND THE RUSSELL 2000 INDEX

                              [LINE GRAPH OMITTED]

                      AVE MARIA
                  OPPORTUNITY FUND            RUSSELL 2000 INDEX
                ---------------------        ---------------------
                DATE           VALUE         DATE           VALUE
                ----          -------        ----          -------
                05/01/06       10,000        05/01/06       10,000
                06/30/06        9,940        06/30/06        9,542
                09/30/06       10,030        09/30/06        9,584
                12/31/06       10,829        12/31/06       10,438
                03/31/07       11,157        03/31/07       10,641
                06/30/07       11,793        06/30/07       11,111
                09/30/07       10,829        09/30/07       10,767
                12/31/07        9,906        12/31/07       10,274
                03/31/08        9,337        03/31/08        9,257
                06/30/08        8,996        06/30/08        9,311
                09/30/08        9,130        09/30/08        9,208
                12/31/08        6,717        12/31/08        6,802

                       Past performance is not predictive of future performance.

                   -------------------------------------------
                           Ave Maria Opportunity Fund
                        Average Annual Total Returns(a)
                     (for periods ended December 31, 2008)

                            1 Year   Since Inception(b)
                            ------   ---------------
                            -32.19%      -13.85%
                   -------------------------------------------

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 2, 2005) through December 31, 2008.

AVE MARIA OPPORTUNITY FUND
TEN LARGEST EQUITY HOLDINGS
DECEMBER 31, 2008 (UNAUDITED)
================================================================================
                                                                        % OF NET
    SHARES   COMPANY                                     MARKET VALUE    ASSETS
--------------------------------------------------------------------------------
    60,000   Rosetta Resources, Inc. .................     $  424,800     4.3%
    22,500   Sun Hydraulics Corporation ..............        423,900     4.3%
    20,000   Terex Corporation .......................        346,400     3.5%
    15,000   Kinetic Concepts, Inc. ..................        287,700     2.9%
     1,000   White Mountains Insurance Group Ltd. ....        267,110     2.7%
    30,000   Gentex Corporation ......................        264,900     2.7%
     3,000   SPDR Gold Trust .........................        259,650     2.6%
    15,000   Forest Oil Corporation ..................        247,350     2.5%
    10,000   Forward Air Corporation .................        242,700     2.4%
    20,000   Nabors Industries Ltd. ..................        239,400     2.4%

ASSET ALLOCATION (UNAUDITED)
================================================================================
                                                                        % OF NET
SECTOR                                                                   ASSETS
--------------------------------------------------------------------------------
Consumer Discretionary ..............................................     6.9%
Energy ..............................................................    21.5%
Financials ..........................................................     8.8%
Health Care .........................................................     4.5%
Industrials .........................................................    21.8%
Information Technology ..............................................    17.9%
Materials ...........................................................     1.7%
Exchange-Traded Funds ...............................................     2.6%

Cash Equivalents, Other Assets and Liabilities ......................    14.2%
                                                                        ------
                                                                        100.0%
                                                                        ======

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008
================================================================================
COMMON STOCKS -- 83.1%                                    SHARES    MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 6.9%
   AUTO COMPONENTS -- 2.7%
      Gentex Corporation ..........................       30,000   $    264,900
                                                                   ------------
   SPECIALTY RETAIL -- 3.2%
      American Eagle Outfitters, Inc. .............        4,000         37,440
      Ross Stores, Inc. ...........................        3,500        104,055
      Signet Jewelers Ltd. ........................       20,000        173,400
                                                                   ------------
                                                                        314,895
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 1.0%
      Coach, Inc. * ...............................        5,000        103,850
                                                                   ------------

ENERGY -- 21.5%
   ENERGY EQUIPMENT & SERVICES -- 10.9%
      Atwood Oceanics, Inc. * .....................       10,000        152,800
      ENSCO International, Inc. ...................        4,000        113,560
      Nabors Industries Ltd. * ....................       20,000        239,400
      National Oilwell Varco, Inc. * ..............        5,000        122,200
      Patterson-UTI Energy, Inc. ..................       20,000        230,200
      Rowan Companies, Inc. .......................        7,500        119,250
      Superior Well Services, Inc. * ..............       10,000        100,000
                                                                   ------------
                                                                      1,077,410
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS -- 10.6%
      Cimarex Energy Company ......................        4,000        107,120
      Forest Oil Corporation * ....................       15,000        247,350
      Holly Corporation ...........................        5,000         91,150
      Rosetta Resources, Inc. * ...................       60,000        424,800
      St. Mary Land & Exploration Company .........        6,000        121,860
      XTO Energy, Inc. ............................        1,500         52,905
                                                                   ------------
                                                                      1,045,185
                                                                   ------------
FINANCIALS -- 8.8%
   CAPITAL MARKETS -- 0.5%
      Federated Investors, Inc. - Class B .........        3,000         50,880
                                                                   ------------

   DIVERSIFIED FINANCIAL SERVICES -- 1.0%
      Leucadia National Corporation * .............        5,000         99,000
                                                                   ------------

   INSURANCE -- 7.3%
      Alleghany Corporation * .....................          600        169,200
      Markel Corporation * ........................          500        149,500
      Meadowbrook Insurance Group, Inc. ...........       20,000        128,800
      White Mountains Insurance Group Ltd. ........        1,000        267,110
                                                                   ------------
                                                                        714,610
                                                                   ------------
HEALTH CARE -- 4.5%
   HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
      Kinetic Concepts, Inc. * ....................       15,000        287,700
                                                                   ------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 83.1% (CONTINUED)                        SHARES    MARKET VALUE
--------------------------------------------------------------------------------
HEALTH CARE -- 4.5% (CONTINUED)
   PHARMACEUTICALS -- 1.6%
      Endo Pharmaceuticals Holdings, Inc. * .......        6,000   $    155,280
                                                                   ------------

INDUSTRIALS -- 21.8%
   AEROSPACE & DEFENSE -- 3.2%
      Precision Castparts Corporation .............        2,000        118,960
      Rockwell Collins, Inc. ......................        5,000        195,450
                                                                   ------------
                                                                        314,410
                                                                   ------------
   AIR FREIGHT & LOGISTICS -- 2.4%
      Forward Air Corporation .....................       10,000        242,700
                                                                   ------------

   ELECTRICAL EQUIPMENT -- 2.0%
      AZZ, Inc. * .................................        3,000         75,300
      Thomas & Betts Corporation * ................        5,000        119,550
                                                                   ------------
                                                                        194,850
                                                                   ------------
   INDUSTRIAL CONGLOMERATES -- 1.8%
      3M Company ..................................        1,000         57,540
      Raven Industries, Inc. ......................        5,000        120,500
                                                                   ------------
                                                                        178,040
                                                                   ------------
   MACHINERY -- 10.5%
      Graco, Inc. .................................        2,500         59,325
      Hurco Companies, Inc. * .....................        4,000         48,000
      Sun Hydraulics Corporation ..................       22,500        423,900
      Terex Corporation * .........................       20,000        346,400
      Trinity Industries, Inc. ....................       10,000        157,600
                                                                   ------------
                                                                      1,035,225
                                                                   ------------
   PROFESSIONAL SERVICES -- 1.9%
      Manpower, Inc. ..............................        1,000         33,990
      Sparton Corporation * .......................       90,550        150,313
                                                                   ------------
                                                                        184,303
                                                                   ------------
INFORMATION TECHNOLOGY -- 17.9%
   COMMUNICATIONS EQUIPMENT -- 3.2%
      ADTRAN, Inc. ................................       15,000        223,200
      Harris Corporation ..........................        2,500         95,125
                                                                   ------------
                                                                        318,325
                                                                   ------------
   COMPUTERS & PERIPHERALS -- 3.9%
      Logitech International S.A. * ...............        6,000         93,480
      Seagate Technology ..........................       40,000        177,200
      Teradata Corporation * ......................        7,500        111,225
                                                                   ------------
                                                                        381,905
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 6.3%
      Arrow Electronics, Inc. * ...................        5,000         94,200
      Avnet, Inc. * ...............................        5,000         91,050
      Ingram Micro, Inc. - Class A * ..............       10,000        133,900
      MTS Systems Corporation .....................        4,000        106,560
      ScanSource, Inc. * ..........................       10,000        192,700
                                                                   ------------
                                                                        618,410
                                                                   ------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 83.1% (CONTINUED)                        SHARES    MARKET VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 17.9% (CONTINUED)
   OFFICE ELECTRONICS -- 2.1%
      Zebra Technologies Corporation - Class A * ..       10,000   $    202,600
                                                                   ------------

   SOFTWARE -- 2.4%
      Manhattan Associates, Inc. * ................       10,000        158,100
      SPSS, Inc. * ................................        3,000         80,880
                                                                   ------------
                                                                        238,980
                                                                   ------------
   MATERIALS -- 1.7%
      METALS & MINING -- 1.7%
         Haynes International, Inc. * .............        7,000        172,340
                                                                   ------------

TOTAL COMMON STOCKS (Cost $8,837,772) .............                $  8,195,798
                                                                   ------------

================================================================================
REPURCHASE AGREEMENTS (a) -- 0.7%                    FACE AMOUNT    MARKET VALUE
--------------------------------------------------------------------------------
U.S. Bank N.A., 0.01%, dated 12/31/08, due 01/02/09
   repurchase proceeds: $66,789 (Cost $66,789) ....   $   66,789   $     66,789
                                                                   ------------

================================================================================
EXCHANGE-TRADED FUNDS -- 2.6%                             SHARES    MARKET VALUE
--------------------------------------------------------------------------------
SPDR Gold Trust * (Cost $238,248) .................        3,000   $    259,650
                                                                   ------------

================================================================================
MONEY MARKET FUNDS -- 14.1%                               SHARES    MARKET VALUE
--------------------------------------------------------------------------------
Federated Government Obligations Tax-Managed Fund -
   Institutional Shares, 1.13% (b) ................      461,570   $    461,570
Federated Treasury Obligations Fund -
   Institutional Shares, 0.17% (b) ................      461,570        461,570
Federated U.S. Treasury Cash Reserve Fund -
   Institutional Shares, 0.38% (b) ................      461,570        461,570
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $1,384,710) ........                $  1,384,710
                                                                   ------------

TOTAL INVESTMENTS AT MARKET VALUE -- 100.5%
   (Cost $10,527,519) .............................                $  9,906,947

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.5%) ...                     (47,793)
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $  9,859,154
                                                                   ============

*     Non-income producing security.

(a) Repurchase agreement is fully collateralized by $66,789 FNCI Pool #555745, 4.50%, due 09/01/18. The aggregate market value of the collateral at December 31, 2008 was $68,407.

(b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See notes to financial statements.

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY
================================================================================

Dear Fellow Shareholders:

It was a tough year for investors in 2008. The Ave Maria Bond Fund (the "Fund") had a total return of +0.30% (Class R) compared to the Lehman Brothers Intermediate U.S. Government/Credit Index of 5.08%, and provided stability in a year when most asset classes saw double-digit negative returns. The Fund compared favorably with the average return on intermediate bond funds, -5.1%, as compiled by Morningstar.

2008  saw a  meltdown  in the  financial  markets.  With the  exception  of U.S.
Treasuries, there was no place to hide. What started as a flight to quality, ended as a stampede out of everything but Treasuries. The spread between the yield on Treasuries and virtually every other fixed-income asset class blew out to unprecedented levels. In that context, our investment-grade corporate bonds negatively impacted performance, as well as equity positions in RPM International, Inc. and Newell Rubbermaid Inc. The single greatest contributor to positive performance came from Diebold Incorporated common stock. Also positively contributing to performance were U.S. Treasuries and Agencies.

U.S. Treasuries were clearly the place to be in 2008, particularly in the fourth quarter. By year-end, the prices of Treasuries were bid up to a point where the yield on the ten-year was a paltry 2.3%. It appears that Treasuries have become the latest financial bubble, and the risk in Treasuries is under-recognized, while the risk in everything else is over-estimated. As we see it, stocks and high quality corporate bonds, with their prices down significantly, represent much better values than Treasuries. Therefore, the Treasury position in the portfolio has been sharply reduced, with the proceeds added to corporate bonds and carefully-selected stocks.

With the prices down dramatically, discounting investors' fears, the stage has been set for favorable long-term performance. The portfolio is configured to weather this storm and participate in the recovery to follow.

Your participation in the Fund is appreciated.

Sincerely,

/s/ Richard L. Platte, Jr.

Richard L. Platte, Jr., CFA
Portfolio Manager

AVE MARIA BOND FUND
PERFORMANCE (UNAUDITED)
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
               IN THE AVE MARIA BOND FUND AND THE LEHMAN BROTHERS
                   INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX

                              [LINE GRAPH OMITTED]

                                                           LEHMAN BROTHERS
                                                          INTERMEDIATE U.S.
 AVE MARIA BOND FUND          AVE MARIA BOND FUND         GOVERNMENT/CREDIT
      (Class I)                     (Class R)                   INDEX
---------------------        ---------------------       ---------------------
DATE           VALUE         DATE           VALUE        DATE           VALUE
----          -------        ----          -------       ----          -------
5/1/2003      $10,000        5/1/2003      $10,000       5/1/2003      $10,000
6/30/2003      10,163        6/30/2003      10,151       6/30/2003      10,188
9/30/2003      10,174        9/30/2003      10,163       9/30/2003      10,186
12/31/2003     10,256        12/31/2003     10,236       12/31/2003     10,192
3/31/2004      10,500        3/31/2004      10,470       3/31/2004      10,445
6/30/2004      10,354        6/30/2004      10,306       6/30/2004      10,182
9/30/2004      10,679        9/30/2004      10,620       9/30/2004      10,457
12/31/2004     10,823        12/31/2004     10,753       12/31/2004     10,502
3/31/2005      10,722        3/31/2005      10,643       3/31/2005      10,410
6/30/2005      10,946        6/30/2005      10,857       6/30/2005      10,669
9/30/2005      10,950        9/30/2005      10,853       9/30/2005      10,613
12/31/2005     11,020        12/31/2005     10,903       12/31/2005     10,668
3/31/2006      11,019        3/31/2006      10,905       3/31/2006      10,626
6/30/2006      11,070        6/30/2006      10,937       6/30/2006      10,649
9/30/2006      11,452        9/30/2006      11,318       9/30/2006      10,990
12/31/2006     11,698        12/31/2006     11,552       12/31/2006     11,103
3/31/2007      11,924        3/31/2007      11,756       3/31/2007      11,279
6/30/2007      11,830        6/30/2007      11,666       6/30/2007      11,262
9/30/2007      12,208        9/30/2007      12,019       9/30/2007      11,586
12/31/2007     12,300        12/31/2007     12,102       12/31/2007     11,922
3/31/2008      12,540        3/31/2008      12,330       3/31/2008      12,280
6/30/2008      12,341        6/30/2008      12,139       6/30/2008      12,093
9/30/2008      12,534        9/30/2008      12,321       9/30/2008      11,949
12/31/2008     12,351        12/31/2008     12,138       12/31/2008     12,527

                       Past performance is not predictive of future performance.

--------------------------------------------------------
                     Ave Maria Bond Fund
                Average Annual Total Returns(a)
             (for periods ended December 31, 2008)

             1 Year    5 Years    Since Inception(b)
             ------    -------    ------------------
  Class I     0.42%     3.79%            3.80%
  Class R     0.30%     3.47%            3.48%
--------------------------------------------------------

(a) The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2008.

AVE MARIA BOND FUND
ANNUAL TOTAL RATES OF RETURN
COMPARISON WITH MAJOR INDICES (UNAUDITED)
================================================================================
                                                               LEHMAN BROTHERS
                                                                 INTERMEDIATE
             AVE MARIA BOND FUND      AVE MARIA BOND FUND      U.S. GOVERNMENT/
                    CLASS I                 CLASS R              CREDIT INDEX
--------------------------------------------------------------------------------
2003 (a)              2.6%                    2.4%                   1.9%
2004                  5.5%                    5.1%                   3.0%
2005                  1.8%                    1.4%                   1.6%
2006                  6.2%                    6.0%                   4.1%
2007                  5.1%                    4.8%                   7.4%
2008                  0.4%                    0.3%                   5.1%

AVERAGE ANNUAL TOTAL RETURNS
AS OF DECEMBER 31, 2008 (UNAUDITED)
================================================================================
                                                               LEHMAN BROTHERS
                                                                 INTERMEDIATE
             AVE MARIA BOND FUND      AVE MARIA BOND FUND      U.S. GOVERNMENT/
                    CLASS I                 CLASS R              CREDIT INDEX
--------------------------------------------------------------------------------
3 Years               3.9%                    3.6%                   5.5%
5 Years               3.8%                    3.5%                   4.2%
Since Inception       3.8%                    3.5%                   4.1%

(a) Represents the period from the commencement of operations (May 1, 2003) through December 31, 2003.

AVE MARIA BOND FUND
TEN LARGEST HOLDINGS*
DECEMBER 31, 2008 (UNAUDITED)
================================================================================
                                                                        % OF NET
 PAR VALUE   HOLDING                                     MARKET VALUE    ASSETS
--------------------------------------------------------------------------------
$2,145,500   U.S. Treasury Inflation-Protection Note,
               2.500%, due 07/15/16                        $2,128,570     4.9%
 1,500,000   Private Export Funding Corporation,
               5.685%, due 05/15/12                         1,682,507     3.9%
 1,000,000   Federal Farm Credit Bank, 4.500%,
               due 01/22/15                                 1,104,453     2.5%
 1,000,000   Federal Farm Credit Bank, 4.480%,
               due 08/24/12                                 1,082,292     2.5%
 1,000,000   Federal Farm Credit Bank, 4.600%,
               due 12/27/12                                 1,081,193     2.5%
 1,045,300   U.S. Treasury Inflation-Protection Note,
               2.625%, due 07/15/17                         1,071,188     2.5%
 1,000,000   Federal Home Loan Bank, 5.000%,
               due 09/01/10                                 1,065,419     2.5%
 1,000,000   United Technologies Corporation,
               6.350%, due 03/01/11                         1,057,348     2.4%
 1,000,000   Praxair, Inc., 6.375%, due 04/01/12            1,049,041     2.4%
 1,000,000   Kellogg Company, 6.600%, due 04/01/11          1,046,599     2.4%

*  Excludes cash equivalents.

ASSET ALLOCATION (UNAUDITED)
================================================================================
                                                                        % OF NET
                                                                         ASSETS
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
U.S. Treasuries .....................................................     9.7%
U.S. Government Agencies ............................................    15.0%

CORPORATE BONDS
SECTOR
------
Consumer Discretionary ..............................................     2.3%
Consumer Staples ....................................................     6.1%
Financials ..........................................................     6.4%
Health Care .........................................................     2.3%
Industrials .........................................................    22.6%
Utilities ...........................................................     6.8%

COMMON STOCKS
SECTOR
------
Consumer Discretionary ..............................................     7.1%
Consumer Staples ....................................................     1.4%
Financials ..........................................................     3.0%
Industrials .........................................................     2.9%
Information Technology ..............................................     0.9%
Materials ...........................................................     1.2%
Utilities ...........................................................     2.1%

Cash Equivalents, Other Assets and Liabilities ......................    10.2%
                                                                        ------
                                                                        100.0%
                                                                        ======

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008
======================================================================================
U.S. GOVERNMENT &
AGENCY OBLIGATIONS -- 24.7%                                   PAR VALUE   MARKET VALUE
--------------------------------------------------------------------------------------
U.S. TREASURIES -- 9.7%
U.S. Treasury Note, 1.750%, due 11/15/11 .................   $1,000,000   $  1,022,810
U.S. Treasury Inflation-Protection Notes,
   2.500%, due 07/15/16 ..................................    2,145,500      2,128,570
U.S. Treasury Inflation-Protection Notes,
   2.625%, due 07/15/17 ..................................    1,045,300      1,071,188
                                                                          ------------
                                                                             4,222,568
                                                                          ------------
U.S. GOVERNMENT AGENCIES -- 15.0%
Federal Farm Credit Bank, 4.480%, due 08/24/12 ...........    1,000,000      1,082,292
Federal Farm Credit Bank, 4.600%, due 12/27/12 ...........    1,000,000      1,081,193
Federal Farm Credit Bank, 4.500%, due 01/22/15 ...........    1,000,000      1,104,453
Federal Home Loan Bank, 5.000%, due 09/01/10 .............    1,000,000      1,065,419
Federal Home Loan Bank, 4.050%, due 11/26/13 .............      500,000        513,899
Private Export Funding Corporation, 5.685%, due 05/15/12..    1,500,000      1,682,507
                                                                          ------------
                                                                             6,529,763
                                                                          ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
   (Cost $10,418,271).....................................                $ 10,752,331
                                                                          ------------

======================================================================================
CORPORATE BONDS -- 46.5%                                      PAR VALUE   MARKET VALUE
--------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 2.3%
   Stanley Works (The), 5.000%, due 03/15/10 .............   $1,000,000   $    995,499
                                                                          ------------

CONSUMER STAPLES -- 6.1%
   Hormel Foods Corporation, 6.625%, due 06/01/11 ........      600,000        620,018
   Kellogg Company, 6.600%, due 04/01/11 .................    1,000,000      1,046,599
   Sysco Corporation, 4.200%, due 02/12/13 ...............    1,000,000        996,242
                                                                          ------------
                                                                             2,662,859
                                                                          ------------
FINANCIALS -- 6.4%
   BB&T Corporation, 4.750%, due 10/01/12 ................    1,000,000        951,879
   Caterpillar Financial Services Corporation,
     4.750%, due 02/17/15 ................................    1,000,000        921,997
   Marshall & Ilsley Bank, 5.250%, due 09/04/12 ..........    1,000,000        898,994
                                                                          ------------
                                                                             2,772,870
                                                                          ------------
HEALTH CARE -- 2.3%
   Becton, Dickinson & Company, 4.550%, due 04/15/13 .....    1,000,000        973,431
                                                                          ------------

INDUSTRIALS -- 22.6%
   Apache Corporation, 5.625%, due 01/15/17 ..............    1,000,000      1,006,716
   Burlington Northern Santa Fe Corporation,
     5.720%, due 01/15/24 ................................    1,047,081      1,020,181
   Cooper U.S., Inc., 5.450%, due 04/01/15 ...............    1,000,000      1,010,849
   Dover Corporation, 6.500%, due 02/15/11 ...............    1,000,000      1,022,220
   Halliburton Company, 5.500%, due 10/15/10 .............    1,000,000      1,021,381

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
======================================================================================
CORPORATE BONDS -- 46.5% (CONTINUED)                          PAR VALUE   MARKET VALUE
--------------------------------------------------------------------------------------
INDUSTRIALS -- 22.6% (CONTINUED)
   Johnson Controls, Inc., 5.500%, due 01/15/16 ..........   $  500,000   $    387,469
   Masco Corporation, 5.875%, due 07/15/12 ...............    1,000,000        819,994
   PPG Industries, Inc., 6.650%, due 03/15/18 ............    1,000,000        985,056
   Praxair, Inc., 6.375%, due 04/01/12 ...................    1,000,000      1,049,041
   R.R. Donnelley & Sons Company, 4.950%, due 05/15/10 ...      500,000        449,696
   United Technologies Corporation, 6.350%, due 03/01/11 .    1,000,000      1,057,348
                                                                          ------------
                                                                             9,829,951
                                                                          ------------
UTILITIES -- 6.8%
   FPL Group Capital, Inc., 5.625%, due 09/01/11 .........    1,000,000      1,014,110
   National Rural Utilities Cooperative Finance
     Corporation, 4.750%, due 03/01/14 ...................    1,000,000        928,581
   Southern Power Company, 6.250%, due 07/15/12 ..........    1,000,000      1,022,210
                                                                          ------------
                                                                             2,964,901
                                                                          ------------

TOTAL CORPORATE BONDS (Cost $21,096,279)..................                $ 20,199,511
                                                                          ------------

================================================================================
COMMON STOCKS -- 18.6%                                    SHARES    MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.1%
   AUTOMOBILES -- 0.8%
   Harley-Davidson, Inc. ..........................       20,000   $    339,400
                                                                   ------------

   DISTRIBUTORS -- 1.3%
   Genuine Parts Company ..........................       15,000        567,900
                                                                   ------------

   HOUSEHOLD DURABLES -- 1.6%
   Leggett & Platt, Inc. ..........................       20,000        303,800
   Newell Rubbermaid Inc. .........................       12,500        122,250
   Stanley Works (The) ............................        8,000        272,800
                                                                   ------------
                                                                        698,850
                                                                   ------------
   SPECIALTY RETAIL -- 2.1%
   Ross Stores, Inc. ..............................       15,000        445,950
   Sherwin-Williams Company (The) .................        8,000        478,000
                                                                   ------------
                                                                        923,950
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
   VF Corporation .................................       10,000        547,700
                                                                   ------------

CONSUMER STAPLES -- 1.4%
   FOOD & STAPLES RETAILING -- 0.9%
   Sysco Corporation ..............................       17,000        389,980
                                                                   ------------

   FOOD PRODUCTS -- 0.5%
   Kellogg Company ................................        5,000        219,250
                                                                   ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 18.6% (CONTINUED)                        SHARES    MARKET VALUE
--------------------------------------------------------------------------------
FINANCIALS -- 3.0%
   COMMERCIAL BANKS -- 1.2%
   BB&T Corporation ...............................       12,500   $    343,250
   Synovus Financial Corporation ..................       20,000        166,000
                                                                   ------------
                                                                        509,250
                                                                   ------------
   INSURANCE -- 1.8%
   Arthur J. Gallagher & Co. ......................       12,000        310,920
   Mercury General Corporation ....................       10,000        459,900
                                                                   ------------
                                                                        770,820
                                                                   ------------
INDUSTRIALS -- 2.9%
   COMMERCIAL SERVICES & SUPPLIES -- 0.6%
   R.R. Donnelley & Sons Company ..................       20,000        271,600
                                                                   ------------

   MACHINERY -- 1.6%
   Caterpillar Inc. ...............................       15,000        670,050
                                                                   ------------

   TRADING COMPANIES & DISTRIBUTORS -- 0.7%
   W.W. Grainger, Inc. ............................        4,000        315,360
                                                                   ------------

INFORMATION TECHNOLOGY -- 0.9%
   IT SERVICES -- 0.9%
   Paychex, Inc. ..................................       15,000        394,200
                                                                   ------------

MATERIALS -- 1.2%
   CHEMICALS -- 1.2%
   RPM International, Inc. ........................       40,000        531,600
                                                                   ------------

UTILITIES -- 2.1%
   ELECTRIC UTILITIES -- 0.8%
   Southern Company (The) .........................       10,000        370,000
                                                                   ------------

   MULTI-UTILITIES -- 1.3%
   NSTAR ..........................................       15,000        547,350
                                                                   ------------

TOTAL COMMON STOCKS (Cost $9,230,344) .............                $  8,067,260
                                                                   ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
MONEY MARKET FUNDS -- 9.3%                                SHARES    MARKET VALUE
--------------------------------------------------------------------------------
Federated Government Obligations Tax-Managed Fund -
   Institutional Shares, 1.13% (a) ................    2,053,513   $  2,053,513
Federated U.S. Treasury Cash Reserve Fund -
   Institutional Shares, 0.38% (a) ................    2,005,427      2,005,427
                                                                   ------------
Total Money Market Funds (Cost $4,058,940) ........                $  4,058,940
                                                                   ------------

TOTAL INVESTMENTS AT MARKET VALUE -- 99.1%
   (Cost $44,803,834) .............................                $ 43,078,042

OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9% .....                     378,275
                                                                   ------------

NET ASSETS -- 100.0% ..............................                $ 43,456,317
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008
=============================================================================================================================
                                                  AVE MARIA       AVE MARIA       AVE MARIA       AVE MARIA
                                                   CATHOLIC         GROWTH          RISING       OPPORTUNITY      AVE MARIA
                                                 VALUES FUND         FUND       DIVIDEND FUND        FUND         BOND FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At amortized cost ..........................   $181,573,029    $100,635,890    $ 81,407,833    $ 10,527,519    $ 44,803,834
                                                 ============    ============    ============    ============    ============
  At market value (Note 1) ...................   $133,265,770    $ 83,966,770    $ 66,867,609    $  9,906,947    $ 43,078,042
Receivable for capital shares sold ...........         89,772         163,282         233,212           8,980          25,018
Receivable for investment securities sold ....        568,075              --              --         306,369              --
Receivable from Adviser (Note 2) .............             --              --              --           3,780             469
Dividends and interest receivable ............        228,505         116,248         161,000           5,438         505,986
Other assets .................................         24,077          20,209          15,490           8,854          11,986
                                                 ------------    ------------    ------------    ------------    ------------
  TOTAL ASSETS ...............................    134,176,199      84,266,509      67,277,311      10,240,368      43,621,501
                                                 ------------    ------------    ------------    ------------    ------------

LIABILITIES
Payable for investment securities purchased ..        903,058              --              --         357,843              --
Payable for capital shares redeemed ..........         85,984         140,595          22,804           7,457          93,340
Payable to Adviser (Note 2) ..................        303,405         167,872         121,738              --              --
Payable to administrator (Note 2) ............         15,900           9,900           7,900           4,000           4,000
Accrued distribution fees (Note 2) ...........         15,576          10,100              --              --          44,678
Other accrued expenses and liabilities .......         38,578          27,027          22,826          11,914          23,166
                                                 ------------    ------------    ------------    ------------    ------------
  TOTAL LIABILITIES ..........................      1,362,501         355,494         175,268         381,214         165,184
                                                 ------------    ------------    ------------    ------------    ------------
NET ASSETS ...................................   $132,813,698    $ 83,911,015    $ 67,102,043    $  9,859,154    $ 43,456,317
                                                 ============    ============    ============    ============    ============
NET ASSETS CONSIST OF:
Paid-in capital ..............................   $186,189,966    $100,773,995    $ 85,983,875    $ 15,661,386    $ 45,251,599
Undistributed net investment income ..........             --              --          21,707              94           3,365
Accumulated net realized losses from
  security transactions ......................     (5,069,009)       (193,860)     (4,363,315)     (5,181,754)        (72,855)
Net unrealized depreciation on investments ...    (48,307,259)    (16,669,120)    (14,540,224)       (620,572)     (1,725,792)
                                                 ------------    ------------    ------------    ------------    ------------

NET ASSETS ...................................   $132,813,698    $ 83,911,015    $ 67,102,043    $  9,859,154    $ 43,456,317
                                                 ============    ============    ============    ============    ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ..............................     13,407,584       6,525,329       7,693,770       1,524,931
                                                 ============    ============    ============    ============

Net asset value, offering price and redemption
  price per share (Note 1) ...................   $       9.91    $      12.86    $       8.72    $       6.47
                                                 ============    ============    ============    ============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ......                                                                   $  5,320,791
                                                                                                                 ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ..............................                                                                        542,755
                                                                                                                 ============
Net asset value, offering price and redemption
  price per share (Note 1) ...................                                                                   $       9.80
                                                                                                                 ============

PRICING OF CLASS R SHARES
Net assets applicable to Class R shares ......                                                                   $ 38,135,526
                                                                                                                 ============
Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) ..............................                                                                      3,895,599
                                                                                                                 ============
Net asset value, offering price and redemption
  price per share (Note 1) ...................                                                                   $       9.79
                                                                                                                 ============

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008
===============================================================================================================================
                                                    AVE MARIA      AVE MARIA       AVE MARIA       AVE MARIA
                                                     CATHOLIC        GROWTH          RISING       OPPORTUNITY       AVE MARIA
                                                   VALUES FUND        FUND       DIVIDEND FUND        FUND          BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend ....................................   $  2,898,154    $  1,213,847    $  1,907,999    $    193,232*    $    418,341
  Interest ....................................             --              --             360          12,997        1,604,918
                                                  ------------    ------------    ------------    ------------     ------------
    TOTAL INCOME ..............................      2,898,154       1,213,847       1,908,359         206,229        2,023,259
                                                  ------------    ------------    ------------    ------------     ------------
EXPENSES
  Investment advisory fees (Note 2) ...........      1,970,722       1,052,179         557,988         133,776          142,678
  Shareholder servicing fees (Note 2) .........        492,681         263,045              --              --               --
  Shareholder servicing fees - Class R (Note 2)             --              --              --              --           78,995
  Administration, accounting and
    transfer agent fees (Note 2) ..............        296,172         158,157         111,772          48,000           49,369
  Postage and supplies ........................         92,138          55,536          36,424          14,508           20,679
  Legal and audit fees ........................         52,836          37,533          36,843          23,202           30,237
  Trustees' fees and expenses .................         28,506          28,506          28,506          28,506           28,506
  Registration fees - Common ..................          8,893          28,568          24,348          22,270           17,727
  Registration fees - Class I .................             --              --              --              --              865
  Registration fees - Class R .................             --              --              --              --            5,697
  Custodian and bank service fees .............         21,881          15,199           8,878          11,561            7,272
  Advisory board fees and expenses ............          8,723           8,723           8,723           8,723            8,723
  Insurance expense ...........................         17,666           8,733           6,956           1,893            4,196
  Compliance service fees
    and expenses (Note 2) .....................         10,266           5,794           4,244             900            2,748
  Other expenses ..............................         37,124          20,322          32,068          12,258           18,566
                                                  ------------    ------------    ------------    ------------     ------------
    TOTAL EXPENSES ............................      3,037,608       1,682,295         856,750         305,597          416,258
  Less fees waived and/or expenses
    reimbursed by the Adviser (Note 2):
    Common ....................................        (81,529)       (104,027)             --        (138,377)        (138,241)
    Class I ...................................             --              --              --              --             (865)
                                                  ------------    ------------    ------------    ------------     ------------
    NET EXPENSES ..............................      2,956,079       1,578,268         856,750         167,220          277,152
                                                  ------------    ------------    ------------    ------------     ------------

NET INVESTMENT INCOME/(LOSS) ..................        (57,925)       (364,421)      1,051,609          39,009        1,746,107
                                                  ------------    ------------    ------------    ------------     ------------
REALIZED AND UNREALIZED
  GAINS/(LOSSES) ON INVESTMENTS
Net realized losses from security transactions      (4,633,168)       (193,860)     (4,231,278)     (4,387,342)         (72,855)
Net increase from payment by Adviser due to
  the disposal of investments in violation of
  investment restrictions (Note 2) ............         71,643              --              --              --               --
Net change in unrealized appreciation/
  (depreciation) on investments ...............    (79,456,983)    (38,479,379)    (15,273,537)       (458,586)      (1,831,706)
                                                  ------------    ------------    ------------    ------------     ------------
NET REALIZED AND UNREALIZED
  LOSSES ON INVESTMENTS .......................    (84,018,508)    (38,673,239)    (19,504,815)     (4,845,928)      (1,904,561)
                                                  ------------    ------------    ------------    ------------     ------------
NET DECREASE IN NET
  ASSETS FROM OPERATIONS ......................   $(84,076,433)   $(39,037,660)   $(18,453,206)   $ (4,806,919)    $   (158,454)
                                                  ============    ============    ============    ============     ============

*     Net of foreign tax of $4,140.

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                             YEAR            YEAR
                                                                            ENDED           ENDED
                                                                         DECEMBER 31,    DECEMBER 31,
                                                                             2008            2007
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income/(loss) ......................................   $    (57,925)   $     45,199
   Net realized gains/(losses) from security transactions ............     (4,633,168)      2,169,395
   Net increase from payment by Adviser due to the disposal
      of investments in violation of investment restrictions (Note 2)          71,643         176,249
   Net change in unrealized appreciation/(depreciation) on investments    (79,456,983)    (13,218,975)
                                                                         ------------    ------------
Net decrease in net assets from operations ...........................    (84,076,433)    (10,828,132)
                                                                         ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ........................................             --         (53,179)
   From net realized gains on investments ............................       (153,313)     (2,073,963)
                                                                         ------------    ------------
Decrease in net assets from distributions to shareholders ............       (153,313)     (2,127,142)
                                                                         ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................     18,369,650      51,156,753
   Reinvestment of distributions to shareholders .....................        142,924       1,945,841
   Payments for shares redeemed ......................................    (48,664,576)    (50,963,533)
                                                                         ------------    ------------
Net increase/(decrease) in net assets from capital share transactions     (30,152,002)      2,139,061
                                                                         ------------    ------------

TOTAL DECREASE IN NET ASSETS .........................................   (114,381,748)    (10,816,213)

NET ASSETS
   Beginning of year .................................................    247,195,446     258,011,659
                                                                         ------------    ------------
   End of year .......................................................   $132,813,698    $247,195,446
                                                                         ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ..................................   $         --    $         --
                                                                         ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .......................................................      1,362,273       2,963,771
   Shares issued in reinvestment of distributions to shareholders ....         10,115         123,155
   Shares redeemed ...................................................     (3,706,955)     (2,985,874)
                                                                         ------------    ------------
   Net increase/(decrease) in shares outstanding .....................     (2,334,567)        101,052
   Shares outstanding, beginning of year .............................     15,742,151      15,641,099
                                                                         ------------    ------------
   Shares outstanding, end of year ...................................     13,407,584      15,742,151
                                                                         ============    ============

See notes to financial statements.

AVE MARIA GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                             YEAR            YEAR
                                                                            ENDED           ENDED
                                                                         DECEMBER 31,    DECEMBER 31,
                                                                             2008            2007
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss ...............................................   $   (364,421)   $   (579,287)
   Net realized gains/(losses) from security transactions ............       (193,860)      1,884,422
   Net change in unrealized appreciation/(depreciation) on investments    (38,479,379)      9,682,834
                                                                         ------------    ------------
Net increase/(decrease) in net assets from operations ................    (39,037,660)     10,987,969
                                                                         ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net realized gains on investments ............................             --      (1,717,378)
                                                                         ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................     33,334,414      37,125,655
   Reinvestment of distributions to shareholders .....................             --       1,588,147
   Payments for shares redeemed ......................................    (27,123,013)    (16,457,823)
                                                                         ------------    ------------
Net increase in net assets from capital share transactions ...........      6,211,401      22,255,979
                                                                         ------------    ------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS ..............................    (32,826,259)     31,526,570

NET ASSETS
   Beginning of year .................................................    116,737,274      85,210,704
                                                                         ------------    ------------
   End of year .......................................................   $ 83,911,015    $116,737,274
                                                                         ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ..................................   $         --    $         --
                                                                         ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .......................................................      2,116,103       2,016,293
   Shares issued in reinvestment of distributions to shareholders ....             --          83,105
   Shares redeemed ...................................................     (1,753,216)       (886,636)
                                                                         ------------    ------------
   Net increase in shares outstanding ................................        362,887       1,212,762
   Shares outstanding, beginning of year .............................      6,162,442       4,949,680
                                                                         ------------    ------------
   Shares outstanding, end of year ...................................      6,525,329       6,162,442
                                                                         ============    ============

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                             YEAR            YEAR
                                                                            ENDED           ENDED
                                                                         DECEMBER 31,    DECEMBER 31,
                                                                             2008            2007
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .............................................   $  1,051,609    $  1,003,761
   Net realized gains/(losses) from security transactions ............     (4,231,278)      2,240,936
   Net change in unrealized appreciation/(depreciation) on investments    (15,273,537)     (2,669,327)
                                                                         ------------    ------------
Net increase/(decrease) in net assets from operations ................    (18,453,206)        575,370
                                                                         ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ........................................     (1,048,615)     (1,003,175)
   From net realized gains on investments ............................       (528,113)     (2,241,008)
                                                                         ------------    ------------
Decrease in net assets from distributions to shareholders ............     (1,576,728)     (3,244,183)
                                                                         ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
   Net assets received in conjunction with fund merger (Note 1) ......             --      46,890,726
   Proceeds from shares sold .........................................     22,389,244      19,866,356
   Reinvestment of distributions to shareholders .....................      1,171,143       2,409,951
   Payments for shares redeemed ......................................    (19,170,935)    (18,806,800)
                                                                         ------------    ------------
Net increase in net assets from capital share transactions ...........      4,389,452      50,360,233
                                                                         ------------    ------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS ..............................    (15,640,482)     47,691,420

NET ASSETS
   Beginning of year .................................................     82,742,525      35,051,105
                                                                         ------------    ------------
   End of year .......................................................   $ 67,102,043    $ 82,742,525
                                                                         ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ..................................   $     21,707    $        586
                                                                         ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares issued in conjunction with fund merger (Note 1) ............             --       3,770,256
   Shares sold .......................................................      2,208,872       1,809,315
   Shares issued in reinvestment of distributions to shareholders ....        114,033         204,522
   Shares redeemed ...................................................     (1,796,967)     (1,518,764)
                                                                         ------------    ------------
   Net increase in shares outstanding ................................        525,938       4,265,329
   Shares outstanding, beginning of year .............................      7,167,832       2,902,503
                                                                         ------------    ------------
   Shares outstanding, end of year ...................................      7,693,770       7,167,832
                                                                         ============    ============

See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
STATEMENT OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                             YEAR            YEAR
                                                                            ENDED           ENDED
                                                                         DECEMBER 31,    DECEMBER 31,
                                                                             2008            2007
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .............................................   $     39,009    $    134,119
   Net realized losses from security transactions ....................     (4,387,342)       (763,976)
   Net change in unrealized appreciation/(depreciation) on investments       (458,586)     (1,185,767)
                                                                         ------------    ------------
Net decrease in net assets from operations ...........................     (4,806,919)     (1,815,624)
                                                                         ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income ........................................        (38,915)       (134,519)
                                                                         ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold .........................................      4,469,008       8,423,798
   Reinvestment of distributions to shareholders .....................         28,483          60,986
   Payments for shares redeemed ......................................     (7,955,976)     (6,085,594)
                                                                         ------------    ------------
Net increase/(decrease) in net assets from capital share transactions      (3,458,485)      2,399,190
                                                                         ------------    ------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS ..............................     (8,304,319)        449,047

NET ASSETS
   Beginning of year .................................................     18,163,473      17,714,426
                                                                         ------------    ------------
   End of year .......................................................   $  9,859,154    $ 18,163,473
                                                                         ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ..................................   $         94    $         --
                                                                         ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY
   Shares sold .......................................................        533,134         778,095
   Shares issued in reinvestment of distributions to shareholders ....          4,501           6,346
   Shares redeemed ...................................................       (909,010)       (567,589)
                                                                         ------------    ------------
   Net increase/(decrease) in shares outstanding .....................       (371,375)        216,852
   Shares outstanding, beginning of year .............................      1,896,306       1,679,454
                                                                         ------------    ------------
   Shares outstanding, end of year ...................................      1,524,931       1,896,306
                                                                         ============    ============

See notes to financial statements.

AVE MARIA BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                             YEAR            YEAR
                                                                            ENDED           ENDED
                                                                         DECEMBER 31,    DECEMBER 31,
                                                                             2008            2007
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income .............................................   $  1,746,107    $  1,623,495
   Net realized gains/(losses) from security transactions ............        (72,855)        967,612
   Net change in unrealized appreciation/(depreciation) on investments     (1,831,706)       (568,779)
                                                                         ------------    ------------
Net increase/(decrease) in net assets from operations ................       (158,454)      2,022,328
                                                                         ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income, Class I ...............................       (299,506)       (571,441)
   From net investment income, Class R ...............................     (1,442,217)     (1,061,024)
   From net realized gains on investments, Class I ...................             (8)       (221,533)
   From net realized gains on investments, Class R ...................            (56)       (746,173)
                                                                         ------------    ------------
Decrease in net assets from distributions to shareholders ............     (1,741,787)     (2,600,171)
                                                                         ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS
CLASS I
   Proceeds from shares sold .........................................        285,969         164,508
   Payments for shares redeemed ......................................     (4,674,138)     (8,035,904)
                                                                         ------------    ------------
Net decrease in net assets from Class I capital share transactions ...     (4,388,169)     (7,871,396)
                                                                         ------------    ------------
CLASS R
   Proceeds from shares sold .........................................     17,577,292      15,304,038
   Reinvestment of distributions to shareholders .....................      1,180,871       1,548,186
   Payments for shares redeemed ......................................    (13,110,054)     (5,568,193)
                                                                         ------------    ------------
Net increase in net assets from Class R capital share transactions ...      5,648,109      11,284,031
                                                                         ------------    ------------

TOTAL INCREASE/(DECREASE) IN NET ASSETS ..............................       (640,301)      2,834,792

NET ASSETS
   Beginning of year .................................................     44,096,618      41,261,826
                                                                         ------------    ------------
   End of year .......................................................   $ 43,456,317    $ 44,096,618
                                                                         ============    ============
UNDISTRIBUTED/(DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME .............................................   $      3,365    $     (1,019)
                                                                         ============    ============
SUMMARY OF CAPITAL SHARE ACTIVITY
CLASS I
   Shares sold .......................................................         29,479          16,013
   Shares redeemed ...................................................       (465,227)       (779,366)
                                                                         ------------    ------------
   Net decrease in shares outstanding ................................       (435,748)       (763,353)
   Shares outstanding, beginning of year .............................        978,503       1,741,856
                                                                         ------------    ------------
   Shares outstanding, end of year ...................................        542,755         978,503
                                                                         ============    ============
CLASS R
   Shares sold .......................................................      1,741,662       1,483,843
   Shares issued in reinvestment of distributions to shareholders ....        118,040         151,631
   Shares redeemed ...................................................     (1,340,176)       (540,087)
                                                                         ------------    ------------
   Net increase in shares outstanding ................................        519,526       1,095,387
   Shares outstanding, beginning of year .............................      3,376,073       2,280,686
                                                                         ------------    ------------
   Shares outstanding, end of year ...................................      3,895,599       3,376,073
                                                                         ============    ============

See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
====================================================================================================================
                                                YEAR           YEAR           YEAR           YEAR           YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                2008           2007           2006           2005           2004
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....    $    15.70     $    16.50     $    15.06     $    14.62     $    12.75
                                             ----------     ----------     ----------     ----------     ----------
Income/(loss) from investment operations:
  Net investment income/(loss) ..........         (0.00)(a)       0.00(a)       (0.04)         (0.04)         (0.05)
  Net realized and unrealized gains/(losses)
     on investments .....................         (5.78)         (0.67)          2.18           0.89           2.61
                                             ----------     ----------     ----------     ----------     ----------
Total from investment operations ........         (5.78)         (0.67)          2.14           0.85           2.56
                                             ----------     ----------     ----------     ----------     ----------
Less distributions:
  From net investment income ............            --          (0.00)(a)         --             --             --
  From net realized gains on investments          (0.01)         (0.13)         (0.70)         (0.41)         (0.69)
                                             ----------     ----------     ----------     ----------     ----------
Total distributions .....................         (0.01)         (0.13)         (0.70)         (0.41)         (0.69)
                                             ----------     ----------     ----------     ----------     ----------

Net asset value at end of year ..........    $     9.91     $    15.70     $    16.50     $    15.06     $    14.62
                                             ==========     ==========     ==========     ==========     ==========

Total return (b) ........................        (36.8%)(c)      (4.0%)(c)      14.2%           5.8%          20.1%
                                             ==========     ==========     ==========     ==========     ==========

Ratios/Supplementary Data:
Net assets at end of year (000's) .......    $  132,814     $  247,195     $  258,012     $  246,375     $  248,070
                                             ==========     ==========     ==========     ==========     ==========

Ratio of net expenses to
  average net assets (d) ................         1.50%          1.50%          1.50%          1.50%          1.50%

Ratio of net investment income/(loss)
  to average net assets .................        (0.03%)         0.03%         (0.23%)        (0.28%)        (0.44%)

Portfolio turnover rate .................           53%            52%            59%            61%            34%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) During the years ended December 31, 2008 and 2007, the Fund received payments from the Adviser of $71,643 and $176,249, respectively, for losses realized on the disposal of investments purchased in violation of investment restrictions, which otherwise would have reduced the total return by 0.03% and 0.06%, respectively (Note 2).

(d) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.54%, 1.52%, 1.51% and 1.52% for the years ended December 31, 2008, 2006, 2005 and 2004, respectively.

See notes to financial statements.

AVE MARIA GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
====================================================================================================================
                                                YEAR           YEAR           YEAR           YEAR           YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                2008           2007           2006           2005           2004
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....    $    18.94     $    17.22     $    15.00     $    14.99     $    12.34
                                             ----------     ----------     ----------     ----------     ----------
Income/(loss) from investment operations:
  Net investment loss ...................         (0.06)         (0.09)         (0.04)         (0.05)         (0.03)
  Net realized and unrealized
    gains/(losses) on investments .......         (6.02)          2.09           2.40           0.10           2.68
                                             ----------     ----------     ----------     ----------     ----------
Total from investment operations ........         (6.08)          2.00           2.36           0.05           2.65
                                             ----------     ----------     ----------     ----------     ----------
Less distributions:
  From net realized gains on investments             --          (0.28)         (0.14)         (0.04)            --
                                             ----------     ----------     ----------     ----------     ----------

Net asset value at end of year ..........    $    12.86     $    18.94     $    17.22     $    15.00     $    14.99
                                             ==========     ==========     ==========     ==========     ==========

Total return (a) ........................        (32.1%)         11.6%          15.8%           0.3%          21.5%
                                             ==========     ==========     ==========     ==========     ==========
Ratios/Supplementary Data:
Net assets at end of year (000's) .......    $   83,911     $  116,737     $   85,211     $   63,561     $   51,574
                                             ==========     ==========     ==========     ==========     ==========
Ratio of net expenses to
   average net assets (b) ...............         1.50%          1.50%          1.50%          1.50%          1.50%

Ratio of net investment loss
  to average net assets .................        (0.35%)        (0.55%)        (0.30%)        (0.34%)        (0.29%)

Portfolio turnover rate .................           22%             9%            13%            29%             3%

(a) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.60%, 1.56%, 1.62%, 1.64% and 1.79% for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.

See notes to financial statements.

AVE MARIA RISING DIVIDEND FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=====================================================================================================
                                                YEAR           YEAR           YEAR          PERIOD
                                               ENDED          ENDED          ENDED          ENDED
                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                2008           2007           2006          2005(a)
-----------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $    11.54     $    12.08     $    10.59     $    10.00
                                             ----------     ----------     ----------     ----------
Income/(loss) from investment operations:
  Net investment income .................          0.15           0.16           0.14           0.08
  Net realized and unrealized gains/
    (losses) on investments .............         (2.74)         (0.22)          1.75           0.59
                                             ----------     ----------     ----------     ----------
Total from investment operations ........         (2.59)         (0.06)          1.89           0.67
                                             ----------     ----------     ----------     ----------
Less distributions:
  From net investment income ............         (0.15)         (0.16)         (0.14)         (0.08)
  From net realized gains on investments          (0.08)         (0.32)         (0.26)         (0.00)(b)
                                             ----------     ----------     ----------     ----------
Total distributions .....................         (0.23)         (0.48)         (0.40)         (0.08)
                                             ----------     ----------     ----------     ----------

Net asset value at end of period ........    $     8.72     $    11.54     $    12.08     $    10.59
                                             ==========     ==========     ==========     ==========

Total return (c) ........................        (22.8%)         (0.6%)         17.9%           6.7%(d)
                                             ==========     ==========     ==========     ==========
Ratios/Supplementary Data:
Net assets at end of period (000's) .....    $   67,102     $   82,743     $   35,051     $   25,243
                                             ==========     ==========     ==========     ==========
Ratio of net expenses to
   average net assets (e) ...............         1.15%          1.14%          1.25%          1.24%(f)

Ratio of net investment income
  to average net assets .................         1.41%          1.26%          1.23%          1.19%(f)

Portfolio turnover rate .................           39%            41%            65%            21%(f)

(a) Represents the period from the initial public offering (May 2, 2005) through December 31, 2005.

(b)   Amount rounds to less than $0.01 per share.

(c) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)   Not annualized.

(e) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.31% and 1.43%(f) for the periods ended December 31, 2006 and 2005, respectively.

(f)   Annualized.

See notes to financial statements.

AVE MARIA OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=====================================================================================
                                                YEAR           YEAR          PERIOD
                                               ENDED          ENDED          ENDED
                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                2008           2007         2006 (a)
--------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $     9.58     $    10.55     $    10.00
                                             ----------     ----------     ----------
Income/(loss) from investment operations:
  Net investment income .................          0.03           0.07           0.06
  Net realized and unrealized gains/
     (losses) on investments ............         (3.11)         (0.97)          0.77
                                             ----------     ----------     ----------
Total from investment operations ........         (3.08)         (0.90)          0.83
                                             ----------     ----------     ----------
Less distributions:
  From net investment income ............         (0.03)         (0.07)         (0.06)
  From net realized gains on investments             --             --          (0.22)
                                             ----------     ----------     ----------
Total distributions .....................         (0.03)         (0.07)         (0.28)
                                             ----------     ----------     ----------

Net asset value at end of period ........    $     6.47     $     9.58     $    10.55
                                             ==========     ==========     ==========

Total return (b) ........................        (32.2%)         (8.5%)          8.3%(c)
                                             ==========     ==========     ==========
Ratios/Supplementary Data:
Net assets at end of period (000's) .....    $    9,859     $   18,163     $   17,714
                                             ==========     ==========     ==========
Ratio of net expenses to
   average net assets (d) ...............         1.25%          1.25%          1.24%(e)

Ratio of net investment income
   to average net assets ................         0.29%          0.66%          0.84%(e)

Portfolio turnover rate .................          276%           126%           102%(e)

(a) Represents the period from the initial public offering (May 1, 2006) through December 31, 2006.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)   Not annualized.

(d) Absent investment advisory fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 2.29%, 1.80% and 1.90%(e) for the periods ended December 31, 2008, 2007 and 2006, respectively.

(e)   Annualized.

See notes to financial statements.

AVE MARIA BOND FUND - CLASS I
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
====================================================================================================================
                                                YEAR           YEAR           YEAR           YEAR           YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                2008           2007           2006           2005           2004
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....    $    10.14     $    10.26     $    10.10     $    10.29     $    10.09
                                             ----------     ----------     ----------     ----------     ----------
Income/(loss) from investment operations:
  Net investment income .................          0.38           0.41           0.38           0.33           0.28
  Net realized and unrealized gains/
    (losses) on investments .............         (0.34)          0.11           0.23          (0.15)          0.27
                                             ----------     ----------     ----------     ----------     ----------
Total from investment operations ........          0.04           0.52           0.61           0.18           0.55
                                             ----------     ----------     ----------     ----------     ----------
Less distributions:
  From net investment income ............         (0.38)         (0.41)         (0.38)         (0.33)         (0.28)
  From net realized gains on investments          (0.00)(a)      (0.23)         (0.07)         (0.04)         (0.07)
                                             ----------     ----------     ----------     ----------     ----------
Total distributions .....................         (0.38)         (0.64)         (0.45)         (0.37)         (0.35)
                                             ----------     ----------     ----------     ----------     ----------

Net asset value at end of year ..........    $     9.80     $    10.14     $    10.26     $    10.10     $    10.29
                                             ==========     ==========     ==========     ==========     ==========

Total return (b) ........................          0.4%           5.1%           6.2%           1.8%           5.5%
                                             ==========     ==========     ==========     ==========     ==========
Ratios/Supplementary Data:
Net assets at end of year (000's) .......    $    5,321     $    9,919     $   17,880     $   48,115     $   32,458
                                             ==========     ==========     ==========     ==========     ==========
Ratio of net expenses to
  average net assets (c) ................         0.40%          0.37%          0.30%          0.30%          0.30%

Ratio of net investment income
  to average net assets .................         3.85%          3.96%          3.67%          3.32%          2.77%

Portfolio turnover rate .................           63%            45%            21%            22%            47%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Absent investment advisory fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.70%, 0.68%, 0.65%, 0.61% and 0.72% for the years ended December 31,
      2008, 2007, 2006, 2005 and 2004, respectively.

See notes to financial statements.

AVE MARIA BOND FUND - CLASS R
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
====================================================================================================================
                                                YEAR           YEAR           YEAR           YEAR           YEAR
                                               ENDED          ENDED          ENDED          ENDED          ENDED
                                            DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                2008           2007           2006           2005           2004
--------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ....    $    10.12     $    10.25     $    10.08     $    10.28     $    10.09
                                             ----------     ----------     ----------     ----------     ----------
Income/(loss) from investment operations:
  Net investment income .................          0.36           0.38           0.35           0.30           0.24
  Net realized and unrealized gains/
    (losses) on investments .............         (0.33)          0.10           0.24          (0.16)          0.26
                                             ----------     ----------     ----------     ----------     ----------
Total from investment operations ........          0.03           0.48           0.59           0.14           0.50
                                             ----------     ----------     ----------     ----------     ----------
Less distributions:
  From net investment income ............         (0.36)         (0.38)         (0.35)         (0.30)         (0.24)
  From net realized gains on investments          (0.00)(a)      (0.23)         (0.07)         (0.04)         (0.07)
                                             ----------     ----------     ----------     ----------     ----------
Total distributions .....................         (0.36)         (0.61)         (0.42)         (0.34)         (0.31)
                                             ----------     ----------     ----------     ----------     ----------

Net asset value at end of year ..........    $     9.79     $    10.12     $    10.25     $    10.08     $    10.28
                                             ==========     ==========     ==========     ==========     ==========

Total return (b) ........................          0.3%           4.8%           6.0%           1.4%           5.1%
                                             ==========     ==========     ==========     ==========     ==========

Ratios/Supplementary Data:
Net assets at end of year (000's) .......    $   38,136     $   34,178     $   23,382     $   16,839     $    6,491
                                             ==========     ==========     ==========     ==========     ==========
Ratio of net expenses to
   average net assets (c) ...............         0.62%          0.65%          0.60%          0.61%          0.70%

Ratio of net investment income
  to average net assets .................         3.63%          3.69%          3.37%          3.01%          2.37%

Portfolio turnover rate .................           63%            45%            21%            22%            47%

(a)   Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Absent investment advisory fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.91%, 0.96%, 0.94%, 0.92% and 1.31% for the years ended December 31,
      2008, 2007, 2006, 2005 and 2004, respectively.

See notes to financial statements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2008
================================================================================

1.    SIGNIFICANT ACCOUNTING POLICIES

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund (collectively, the "Funds") are each a diversified series of the Schwartz Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Ave Maria Catholic Values Fund commenced the public offering of its shares on May 1, 2001. The public offering of shares of the Ave Maria Growth Fund and the Ave Maria Bond Fund commenced on May 1, 2003. The Ave Maria Rising Dividend Fund commenced the public offering of its shares on May 2, 2005. The Ave Maria Opportunity Fund commenced the public offering of its shares on May 1, 2006. The Funds determine and make available for publication the net asset value of each of its shares on a daily basis.

The investment objective of the Ave Maria Catholic Values Fund is to seek long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Rising Dividend Fund is to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income from investments in dividend-paying common stocks of companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Opportunity Fund is long-term capital appreciation from equity investments in companies that do not violate core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income. See the Funds' Prospectus for information regarding the investment strategies of each Fund.

The Ave Maria Bond Fund offers two classes of shares: Class I shares (sold subject to a distribution fee of up to 0.10% of the average daily net assets attributable to Class I shares) and Class R shares (sold subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that: (1) Class R bears the expenses of higher distribution fees; (2) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements; and (4) Class I shares require an initial investment of $10 million. Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Shares of each Fund are sold at net asset value. To calculate the net asset value, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share for each Fund.

On March 30, 2007, the Ave Maria Rising Dividend Fund consummated a tax-free merger with the Catholic Equity Fund. Pursuant to the terms of the agreement governing the merger, each share of Class A, Class D and Class I shares of the Catholic Equity Fund was converted into an equivalent dollar amount of shares of the Ave Maria Rising Dividend Fund, based on the net asset value of the Ave Maria Rising Dividend Fund ($12.44) and the net asset values of Class A, Class D and Class I shares of the Catholic Equity Fund ($10.07, $9.44 and $10.07, respectively) as of March 30, 2007, resulting in conversion ratios of 0.809762,
0.758704 and 0.810035 shares of the Ave Maria Rising Dividend Fund for each share of Class A, Class D and Class I shares of the Catholic Equity Fund, respectively. The Ave Maria Rising Dividend Fund thus issued 3,770,256 shares to shareholders of the Catholic Equity Fund. Net assets of the Ave Maria Rising Dividend Fund and the Catholic Equity Fund as of the merger date were $41,688,158 and $46,890,726, including unrealized appreciation of $4,422,856 and $3,015,886, respectively. In addition, the Catholic Equity Fund's net assets included accumulated realized losses of $784,039. Total net assets immediately after the merger were $88,578,884.

The following is a summary of significant  accounting  policies  followed by the
Funds:

      (a) VALUATION OF INVESTMENTS - Securities which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

      The Financial Accounting Standards Board's ("FASB") Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      Various  inputs  are  used  in  determining   the  value  of  each  Fund's
      investments. These inputs are summarized in the three broad levels listed below:

            o Level 1 - quoted prices in active markets for identical securities

            o     Level 2 - other significant observable inputs

            o     Level 3 - significant unobservable inputs

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

      As of December 31, 2008, all of the inputs used to value the investments of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund were Level 1.

      The following is a summary of the inputs used to value the Ave Maria Bond Fund's investments as of December 31, 2008:
      --------------------------------------------------------------------------
                                                                  AVE MARIA
      VALUATION INPUTS                                            BOND FUND
      --------------------------------------------------------------------------
      Level 1 - Quoted Prices...............................     $12,126,200
      Level 2 - Other Significant Observable Inputs               30,951,842
                                                                 -----------
      Total.................................................     $43,078,042
                                                                 ===========
      --------------------------------------------------------------------------

      (b) INCOME TAXES - It is each Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable income, such Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

      In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

      The following information is computed on a tax basis for each item as of December 31, 2008:

      -----------------------------------------------------------------------------------------------------------------
                                        AVE MARIA        AVE MARIA         AVE MARIA        AVE MARIA
                                         CATHOLIC         GROWTH             RISING        OPPORTUNITY       AVE MARIA
                                       VALUES FUND         FUND          DIVIDEND FUND         FUND          BOND FUND
      -----------------------------------------------------------------------------------------------------------------
      Undistributed ordinary income    $         --     $         --     $     21,707     $         94     $      3,365
      Capital loss carryforward. ..      (1,636,432)         (16,221)      (4,336,109)      (5,147,914)         (45,002)
      Net unrealized depreciation .     (51,739,836)     (16,846,759)     (14,567,430)        (654,412)      (1,753,645)
                                       ------------     ------------     ------------     ------------     ------------
      Accumulated deficit .........    $(53,376,268)    $(16,862,980)    $(18,881,832)    $ (5,802,232)    $ (1,795,282)
                                       ============     ============     ============     ============     ============
      -----------------------------------------------------------------------------------------------------------------

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      As of December 31, 2008, the Ave Maria Rising Dividend Fund had a capital loss carryforward acquired in the merger with the Catholic Equity Fund of $114,291, of which $108,803 expires September 30, 2009 and $5,488 expires September 30, 2010. As of December 31, 2008, the Funds had the following additional capital loss carryforwards for federal income tax purposes:

      ------------------------------------------------------------------------------------------
                              AVE MARIA      AVE MARIA    AVE MARIA     AVE MARIA
                              CATHOLIC        GROWTH       RISING      OPPORTUNITY     AVE MARIA
      EXPIRES DECEMBER 31,   VALUES FUND       FUND     DIVIDEND FUND      FUND        BOND FUND
      ------------------------------------------------------------------------------------------
      2015 ...............    $       --    $       --    $       --    $  777,264    $       --
      2016 ...............     1,636,432        16,221     4,221,818     4,370,650        45,002
                              ----------    ----------    ----------    ----------    ----------
                              $1,636,432    $   16,221    $4,221,818    $5,147,914    $   45,002
                              ==========    ==========    ==========    ==========    ==========
      ------------------------------------------------------------------------------------------

      These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

      The following information is based upon the federal income tax cost of the investment securities as of December 31, 2008:

      ----------------------------------------------------------------------------------------------------------------------
                                          AVE MARIA         AVE MARIA        AVE MARIA         AVE MARIA
                                          CATHOLIC           GROWTH           RISING          OPPORTUNITY        AVE MARIA
                                         VALUES FUND          FUND         DIVIDEND FUND          FUND           BOND FUND
      ----------------------------------------------------------------------------------------------------------------------
      Gross unrealized appreciation    $   7,670,458     $   5,235,496     $   2,172,510     $     460,059     $     845,244
      Gross unrealized depreciation      (59,410,294)      (22,082,255)      (16,739,940)       (1,114,471)       (2,598,889)
                                       -------------     -------------     -------------     -------------     -------------
      Net unrealized depreciation .    $ (51,739,836)    $ (16,846,759)    $ (14,567,430)    $    (654,412)    $  (1,753,645)
                                       =============     =============     =============     =============     =============
      Federal income tax cost .....    $ 185,005,606     $ 100,813,529     $  81,435,039     $  10,561,359     $  44,831,687
                                       =============     =============     =============     =============     =============
      ----------------------------------------------------------------------------------------------------------------------

      The   difference   between  the  federal  income  tax  cost  of  portfolio
      investments and the financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are due to the tax deferral of losses on wash sales.

      For the year ended December 31, 2008, the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund reclassified $57,925 and 364,421, respectively, of net investment loss against paid-in capital. In addition, the Ave Maria Catholic Values Fund reclassified $451 of distributions in excess of net realized gains to paid-in capital. The Ave Maria Rising Dividend Fund reclassified $215,994 of accumulated net realized losses and $18,127 of net investment income against paid-in capital due to expenses that were non-deductible for tax purposes and the expiration of capital loss carryforwards, respectively. These reclassifications are reflected on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and the income tax reporting requirements, have no effect on each Fund's net assets or net asset value per share.

      FASB's Interpretation No. 48 ("FIN 48") "Accounting for Uncertainty in Income Taxes" provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing each Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Based on management's analysis, the application of FIN 48 does not have a material impact on these financial statements. The statute of limitations on each Fund's tax returns remains open for the years ended December 31, 2005 through December 31, 2007.

      (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on securities sold are determined on a specific identification basis. Discounts and premiums on fixed-income securities purchased are amortized using the interest method.

      (d) DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income, if any, are declared and paid annually in December for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Opportunity Fund. Dividends from net investment income, if any, are declared and paid quarterly for the Ave Maria Rising Dividend Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

      The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

      --------------------------------------------------------------------------
                                         ORDINARY     LONG-TERM        TOTAL
      YEAR ENDED                          INCOME    CAPITAL GAINS  DISTRIBUTIONS
      --------------------------------------------------------------------------
      AVE MARIA CATHOLIC VALUES FUND:
        December 31, 2008 ...........   $       --    $  153,313    $  153,313
        December 31, 2007 ...........   $   53,179    $2,073,963    $2,127,142

      AVE MARIA GROWTH FUND:
        December 31, 2008 ...........   $       --    $       --    $       --
        December 31, 2007 ...........   $       --    $1,717,378    $1,717,378

      AVE MARIA RISING DIVIDEND FUND:
        December 31, 2008 ...........   $1,559,096    $   17,632    $1,576,728
        December 31, 2007 ...........   $1,707,552    $1,536,631    $3,244,183

      AVE MARIA OPPORTUNITY FUND:
        December 31, 2008 ...........   $   38,915    $       --    $   38,915
        December 31, 2007 ...........   $  134,519    $       --    $  134,519

      AVE MARIA BOND FUND - CLASS I:
        December 31, 2008 ...........   $  299,506    $        8    $  299,514
        December 31, 2007 ...........   $  604,319    $  188,655    $  792,974

      AVE MARIA BOND FUND - CLASS R:
        December 31, 2008 ...........   $1,442,217    $       56    $1,442,273
        December 31, 2007 ...........   $1,171,763    $  635,434    $1,807,197
      --------------------------------------------------------------------------

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

      (e) REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy to take possession of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

      (f) ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      (g) COMMON EXPENSES - Common expenses of the Trust are allocated among the Funds of the Trust based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

2.    INVESTMENT ADVISORY AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The President of the Trust is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the "Adviser"). Certain other officers of the Trust are officers of the Adviser, or of Ultimus Fund Solutions, LLC ("Ultimus"), the administrative, accounting and transfer agent for the Funds, or of Ultimus Fund Distributors, LLC (the "Distributor"), the Funds' principal underwriter.

Pursuant to Investment Advisory Agreements between the Trust and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, the Adviser receives from each of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Opportunity Fund a quarterly fee at the annual rate of 1.00% of its average daily net assets. The Adviser receives from the Ave Maria Rising Dividend Fund and the Ave Maria Bond Fund a quarterly fee at the annual rate of 0.75% and 0.30%, respectively, of average daily net assets.

The Adviser has contractually agreed to reduce advisory fees or reimburse a portion of operating expenses until at least May 1, 2010 so that: the net expenses of the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund do not exceed 1.50% of average daily net assets; the net expenses of the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund do not exceed 1.25% of average daily net assets; and the net expenses of Class R and Class I shares of the Ave Maria Bond Fund do not exceed 0.70% and 0.40%, respectively, of average daily net assets. For the year ended December 31, 2008, the Adviser waived investment advisory fees of $81,529 with

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

respect to the Ave Maria Catholic Values Fund; waived investment advisory fees of $104,027 with respect to the Ave Maria Growth Fund; waived investment advisory fees of $133,776 and reimbursed $4,601 of other operating expenses with respect to the Ave Maria Opportunity Fund; and waived investment advisory fees of $138,241 and reimbursed $865 of Class I expenses with respect to the Ave Maria Bond Fund.

Any fee reductions or expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years from the time such reductions or reimbursements occurred, provided the Funds are able to effect such repayment and remain in compliance with any undertaking by the Adviser to limit expenses of the Funds. As of December 31, 2008, the amount of fee reductions and expense reimbursements available for reimbursement to the Adviser are as follows:

--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund ......................................   $122,222
Ave Maria Growth Fund ...............................................   $259,990
Ave Maria Opportunity Fund ..........................................   $322,456
Ave Maria Bond Fund .................................................   $450,855
--------------------------------------------------------------------------------
The Adviser may recapture a portion of the above amounts no later than the dates as stated below:

--------------------------------------------------------------------------------
                                       DECEMBER 31,  DECEMBER 31,   DECEMBER 31,
                                           2009          2010           2011
--------------------------------------------------------------------------------
Ave Maria Catholic Values Fund .......   $ 40,693      $     --       $ 81,529
Ave Maria Growth Fund ................   $ 90,617      $ 65,346       $104,027
Ave Maria Opportunity Fund ...........   $ 73,278      $110,801       $138,377
Ave Maria Bond Fund ..................   $177,978      $133,771       $139,106
--------------------------------------------------------------------------------

Additionally, during the years ended December 31, 2008 and 2007, the Adviser reimbursed $71,643 and $176,249, respectively, to the Ave Maria Catholic Values Fund for losses realized on the disposal of investments purchased in violation of investment restrictions.

The Chief Compliance Officer of the Trust (the "CCO") is an employee of the Adviser. The Trust pays the Adviser $25,000 annually for providing CCO services, of which each Fund pays its proportionate share along with the other series of the Trust. In addition, the Trust reimburses the Adviser for any out-of-pocket expenses incurred for providing these services.

JLB & Associates, Inc. ("JLB") has been retained by the Adviser to manage the investments of the Ave Maria Growth Fund pursuant to the terms of a Sub-Advisory Agreement. The Adviser (not the Fund) pays JLB a fee at an annual rate of 0.30% of the average value of the Fund's daily net assets. JLB agreed to reduce its sub-advisory fee, by means of a voluntary waiver, during the period from September 1, 2007 through April 30, 2008, to the annual rate of 0.25% of average daily net assets. JLB cannot recover from the Fund any such fee reductions.

Pursuant to a Mutual Fund Services Agreement between the Trust and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

value per share, maintains the financial books and records of the Funds, maintains the records of each shareholder's account, and processes purchases and redemptions of each Fund's shares. For the performance of these services, the Ave Maria Bond Fund pays Ultimus a monthly fee at an annual rate of 0.10% of its average daily net assets, and each of the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund and the Ave Maria Opportunity Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets. The fee payable by each Fund is subject to a minimum monthly fee of $4,000.

Pursuant to a Distribution Agreement between the Trust and the Distributor, the Distributor serves as each Fund's exclusive agent for the distribution of its shares. The Distributor is an affiliate of Ultimus.

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund and the Ave Maria Bond Fund have adopted a Shareholder Servicing Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder, which allows the Funds to make payments to financial organizations (including the Adviser and other affiliates of each Fund) for providing account administration and personnel and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund's average daily net assets (except that the service fee is limited to 0.10% of the average net assets of the Ave Maria Bond Fund allocable to Class I shares). During the year ended December 31, 2008, the total expenses incurred pursuant to the Plan were $492,681, $263,045, and $78,995 for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively. No expenses were incurred pursuant to the Plan for Class I shares of the Ave Maria Bond Fund.

3.    INVESTMENT TRANSACTIONS

During the year ended December 31, 2008, cost of purchases and proceeds from sales and maturities of investment securities, excluding short-term investments and U.S. government securities, were as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                AVE MARIA       AVE MARIA     AVE MARIA      AVE MARIA
                                                 CATHOLIC        GROWTH         RISING      OPPORTUNITY      AVE MARIA
                                               VALUES FUND        FUND      DIVIDEND FUND       FUND         BOND FUND
-----------------------------------------------------------------------------------------------------------------------
Purchases of investment securities .........   $100,305,889   $ 27,134,356   $ 28,556,106   $ 30,711,382   $ 19,762,767
                                               ============   ============   ============   ============   ============
Proceeds from sales of investment securities   $127,136,002   $ 22,987,532   $ 27,170,366   $ 33,773,803   $  7,079,424
                                               ============   ============   ============   ============   ============
-----------------------------------------------------------------------------------------------------------------------

4.    CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

AVE MARIA MUTUAL FUNDS
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================
To the Shareholders and Board of Trustees of Ave Maria Catholic Values Fund, Ave Maria Growth Fund,
Ave Maria Rising Dividend Fund, Ave Maria Opportunity Fund, and Ave Maria Bond Fund:

We have audited the accompanying statements of assets and liabilities of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria Opportunity Fund, and Ave Maria Bond Fund (the "Funds"), including the schedules of investments, as of December 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria Opportunity Fund, and Ave Maria Bond Fund as of December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois
February 20, 2009

AVE MARIA MUTUAL FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS
(UNAUDITED)
================================================================================

Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                    Position Held       Length of
Trustee/Officer                  Address                     Age    with the Trust      Time Served
---------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
*  Gregory J. Schwartz           3707 W. Maple Road,         67     Chairman of the     Since 1992
                                 Bloomfield Hills, MI               Board/Trustee

*  George P. Schwartz, CFA       3707 W. Maple Road,         64     President/Trustee   Since 1992
                                 Bloomfield Hills, MI

INDEPENDENT TRUSTEES:

   John E. Barnds                3707 W. Maple Road,         76     Trustee             Since 2005
                                 Bloomfield Hills, MI

   Peter F. Barry                3707 W. Maple Road,         81     Trustee             Since 2004
                                 Bloomfield Hills, MI

   Louis C. Bosco, Jr.           3707 W. Maple Road,         72     Trustee             Since 2008
                                 Bloomfield Hills, MI

   Donald J. Dawson, Jr.         3707 W. Maple Road,         61     Trustee             Since 1993
                                 Bloomfield Hills, MI

   Joseph M. Grace               3707 W. Maple Road,         72     Trustee             Since 2007
                                 Bloomfield Hills, MI

EXECUTIVE OFFICERS:

*  Richard L. Platte, Jr., CFA   3707 W. Maple Road,         57     Vice President      Since 1993
                                 Bloomfield Hills, MI               and Secretary

*  Timothy S. Schwartz, CFA      3707 W. Maple Road,         37     Treasurer           Since 2000
                                 Bloomfield Hills, MI

*  Becky S. Renaud               3707 W. Maple Road,         36     Chief Compliance    Since 2006
                                 Bloomfield Hills, MI               Officer

*     Gregory J. Schwartz,  George P. Schwartz,  Richard L. Platte, Jr., Timothy
      S. Schwartz and Becky S. Renaud, as affiliated persons of Schwartz Investment Counsel, Inc., the Funds' investment adviser, are "interested persons" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940. Gregory J. Schwartz and George P. Schwartz are brothers and Timothy S. Schwartz is the son of George P. Schwartz and the nephew of Gregory J. Schwartz.

Each Trustee oversees six portfolios of the Trust: the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund, the Ave Maria Bond Fund and the Schwartz Value Fund. The principal occupations of the Trustees and executive officers of the Trust during the past five years and public directorships held by the Trustees are set forth below:

Gregory J. Schwartz is Chairman of Gregory J. Schwartz & Co., Inc., a registered broker-dealer.

AVE MARIA MUTUAL FUNDS
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================

George P. Schwartz, CFA is President and Chief Investment Officer of Schwartz Investment Counsel, Inc. and the co-portfolio manager of the Ave Maria Catholic Values Fund and the Ave Maria Rising Dividend Fund.

John E. Barnds is retired First Vice President of National Bank of Detroit (JPMorgan Chase).

Peter F. Barry is retired President of Cadillac Rubber & Plastics Company (a manufacturer of rubber and plastics components).

Louis C. Bosco, Jr. is a partner in Bosco Development Company (a real estate firm).

Donald J. Dawson, Jr. is Chairman of Payroll 1, Inc. (a payroll processing company).

Joseph M. Grace is retired Senior Vice President of National Bank of Detroit (JPMorgan Chase).

Richard L. Platte, Jr., CFA is Executive Vice President and Secretary of Schwartz Investment Counsel, Inc. and is the portfolio manager of the Ave Maria Bond Fund and the co-portfolio manager of the Ave Maria Rising Dividend Fund.

Timothy S. Schwartz, CFA is Vice President and Treasurer of Schwartz Investment Counsel, Inc. and the portfolio manager of the Ave Maria Opportunity Fund.

Becky S. Renaud is Chief Financial Officer and Chief Compliance Officer of Schwartz Investment Counsel, Inc.

AVE MARIA MUTUAL FUNDS
CATHOLIC ADVISORY BOARD (UNAUDITED)
================================================================================

The Catholic Advisory Board reviews the companies selected by the Adviser to ensure that the companies operate in a way that is consistent with teachings and core values of the Roman Catholic Church. The Catholic Advisory Board evaluates companies using publicly available information, information from the Adviser, and information from shareholders and other sources in making its recommendations. The following are the members of the Catholic Advisory Board:

                                                                                        Length of
Member                 Address                                                 Age      Time Served
---------------------------------------------------------------------------------------------------
Lou Holtz              5818 El Camino Real, Carlsbad, CA                       72       Since 2007
Lawrence Kudlow        1375 Kings Hwy. East, Suite 260, Fairfield, CT          61       Since 2005
Thomas S. Monaghan     One Ave Maria Drive, Ann Arbor, MI                      72       Since 2001
Michael Novak          1150 17th Street, NW, Suite 1100, Washington, DC        75       Since 2001
Paul R. Roney          One Ave Maria Drive, Ann Arbor, MI                      51       Since 2001
Phyllis Schlafly       7800 Bonhomme, St. Louis, MO                            84       Since 2001

Lou Holtz is the former football coach at University of Notre Dame among others, ESPN college football analyst, author and motivational speaker.

Lawrence Kudlow is the host of CNBC's "Kudlow & Company" and a nationally syndicated columnist.

Thomas S. Monaghan is Chairman of the Ave Maria Foundation (a non-profit foundation supporting Roman Catholic organizations) and Chancellor of Ave Maria University. Prior to December 1998, he was Chairman and Chief Executive Officer of Domino's Pizza, Inc.

Michael Novak is a theologian, author, columnist and former U.S. ambassador. He is Director of Social and Political Studies of the American Enterprise Institute.

Paul R. Roney is Executive Director of the Ave Maria Foundation and President of Domino's Farms Corporation. Prior to December 1998, he was Treasurer of Domino's Pizza, Inc.

Phyllis Schlafly is an author, columnist and radio commentator. She is President of Eagle Forum (an organization promoting conservative and pro-family values).


Additional information regarding the Funds' Trustees, executive officers and Catholic Advisory Board members may be found in the Funds' Statement of Additional Information and is available without charge upon request by calling
(888) 726-9331.

AVE MARIA MUTUAL FUNDS
FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from net realized gains made by the Ave Maria Catholic Values Fund and the Ave Maria Rising Dividend Fund and certain ordinary income dividends paid by the Ave Maria Catholic Values Fund, the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund during the fiscal year end December 31, 2008. On June 30, 2008, the Ave Maria Catholic Values Fund declared and paid a long-term capital gain distribution of $0.0105 per share; the Ave Maria Rising Dividend Fund declared and paid a short term capital gain distribution of $0.0737 per share and declared and paid a long-term capital gain distribution of $0.0026 per share. On December 30, 2008, the Ave Maria Opportunity Fund declared and paid an ordinary income dividend of $0.0256 per share. Periodically throughout the year, the Ave Maria Rising Dividend Fund paid ordinary income dividends totaling $0.1462 per share. Periodically throughout the year, the Ave Maria Bond Fund paid ordinary income dividends totaling $0.3847 per share for Class I shares and $0.3630 per share for Class R shares. As provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003, 100% of the long-term capital gain distribution of $0.0105 and $0.0026 per share for the Ave Maria Catholic Values Fund and the Ave Maria Rising Dividend Fund, respectively, 100% of the short-term capital gain distribution of $0.0737 per share for the Ave Maria Rising Dividend Fund and a percentage (100%, 100%, and 19.21%) of the ordinary income dividends paid for the Ave Maria Rising Dividend Fund, the Ave Maria Opportunity Fund and the Ave Maria Bond Fund, respectively, may be subject to a maximum tax rate of 15%. Early in 2009, as required by federal regulations, shareholders received notification of their portion of the Funds' taxable distribution, if any, paid during the 2008 calendar year.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund's ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The ongoing costs reflected in the tables below are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (July 1, 2008) and held until the end of the period (December 31, 2008).

The tables that follow illustrate each Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Funds' costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge sales loads or redemption fees.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds' expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds' Prospectus.

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

AVE MARIA CATHOLIC VALUES FUND

-----------------------------------------------------------------------------------------
                                     Beginning             Ending
                                   Account Value        Account Value       Expenses Paid
                                   July 1, 2008      December 31, 2008     During Period*
-----------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00             $  701.30            $6.43
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00             $1,017.64            $7.63
-----------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Catholic Values Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA GROWTH FUND

-----------------------------------------------------------------------------------------
                                     Beginning             Ending
                                   Account Value        Account Value       Expenses Paid
                                   July 1, 2008      December 31, 2008     During Period*
-----------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00             $  747.70            $6.61
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00             $1,017.64            $7.63
-----------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Growth Fund's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA RISING DIVIDEND FUND

-----------------------------------------------------------------------------------------
                                     Beginning             Ending
                                   Account Value        Account Value       Expenses Paid
                                   July 1, 2008      December 31, 2008     During Period*
-----------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00             $  822.20            $5.56
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00             $1,019.11            $6.16
-----------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Rising Dividend Fund's annualized expense ratio of 1.21% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA MUTUAL FUNDS
ABOUT YOUR FUNDS' EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

AVE MARIA OPPORTUNITY FUND

-----------------------------------------------------------------------------------------
                                     Beginning             Ending
                                   Account Value        Account Value       Expenses Paid
                                   July 1, 2008      December 31, 2008     During Period*
-----------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00             $  746.70            $5.50
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00             $1,018.90            $6.36
-----------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Opportunity Fund's annualized expense ratio of 1.25% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA BOND FUND - CLASS I

-----------------------------------------------------------------------------------------
                                     Beginning             Ending
                                   Account Value        Account Value       Expenses Paid
                                   July 1, 2008      December 31, 2008     During Period*
-----------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00             $1,000.80            $2.02
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00             $1,023.19            $2.04
-----------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Bond Fund - Class I's annualized expense ratio of 0.40% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA BOND FUND - CLASS R

-----------------------------------------------------------------------------------------
                                     Beginning             Ending
                                   Account Value        Account Value       Expenses Paid
                                   July 1, 2008      December 31, 2008     During Period*
-----------------------------------------------------------------------------------------
Based on Actual Fund Return          $1,000.00             $1,000.00            $2.87
Based on Hypothetical 5% Return
   (before expenses)                 $1,000.00             $1,022.33            $2.91
-----------------------------------------------------------------------------------------

* Expenses are equal to the Ave Maria Bond Fund - Class R's annualized expense ratio of 0.57% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AVE MARIA MUTUAL FUNDS
OTHER INFORMATION (UNAUDITED)
================================================================================

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free (888) 726-9331, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free (888) 726-9331, or on the SEC's website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each of the Funds with the SEC as of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling (888) 726-9331. Furthermore, you may obtain a copy of the filings on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation  of the  Public  Reference  Room  may be  obtained  by  calling  (800)
SEC-0330.


AVE MARIA MUTUAL FUNDS
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
DECEMBER 22, 2008 (UNAUDITED)
================================================================================

On December 22, 2008, a Special Meeting of Shareholders of the Trust was held to consider the election of seven Trustees for the Trust. The number of shares of the Trust present and voting at the Special Meeting, either in person or by proxy, represented 55.74% of the total shares entitled to vote at the meeting. Each of the seven nominees was elected by the shareholders of the Trust.

The results of the voting with respect to the election of the seven Trustees were as follows:

                                                       Number of Shares
                                              ---------------------------------
Nominee/Trustee                                Affirmative            Withhold
---------------------                         -------------          ----------
John E. Barnds                                19,557,013.21          234,902.36
Peter F. Barry                                19,554,786.33          237,129.24
Louis C. Bosco, Jr.                           19,435,048.92          356,866.65
Donald J. Dawson, Jr.                         19,650,885.59          141,029.98
Joseph M. Grace                               19,632,841.42          159,074.15
George P. Schwartz                            19,661,886.42          130,029.15
Gregory J. Schwartz                           19,663,861.22          128,054.35

     [GRAPHIC OMITTED]
         AVE MARIA
          MUTUAL
          FUNDS

Ave Maria Catholic Values Fund                 INVESTMENT ADVISER
                                               SCHWARTZ INVESTMENT COUNSEL, INC.
    Ave Maria Growth Fund                      3707 W. Maple Road
                                               Suite 100
Ave Maria Rising Dividend Fund                 Bloomfield Hills, Michigan 48301

  Ave Maria Opportunity Fund                   DISTRIBUTOR
                                               ULTIMUS FUND DISTRIBUTORS, LLC
     Ave Maria Bond Fund                       225 Pictoria Drive, Suite 450
                                               Cincinnati, Ohio 45246

AVE MARIA MUTUAL FUNDS                         CUSTODIAN
series of Schwartz Investment Trust            US BANK, N.A.
3707 W. Maple Road                             425 Walnut Street
Suite 100                                      Cincinnati, Ohio 45202
Bloomfield Hills, Michigan 48301
                                               ADMINISTRATOR
BOARD OF TRUSTEES                              ULTIMUS FUND SOLUTIONS, LLC
Gregory J. Schwartz, Chairman                  P.O. Box 46707
George P. Schwartz, CFA                        Cincinnati, Ohio 45246
John E. Barnds
Peter F. Barry                                 INDEPENDENT REGISTERED
Donald J. Dawson, Jr.,                         PUBLIC ACCOUNTING FIRM
Joseph M. Grace                                DELOITTE & TOUCHE LLP
                                               111 S. Wacker Drive
OFFICERS                                       Chicago, Illinois 60606
George P. Schwartz, CFA, President
Richard L. Platte, Jr., CFA, V.P./Secretary    LEGAL COUNSEL
Timothy S. Schwartz, CFA, Treasurer            SULLIVAN & WORCESTER LLP
Robert G. Dorsey, Assistant Secretary          1666 K Street, NW, Suite 700
John F. Splain, Assistant Secretary            Washington, DC 20006
Mark J. Seger, CPA, Assistant Treasurer
Theresa M. Bridge, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President
Becky S. Renaud, Chief Compliance Officer

CATHOLIC ADVISORY BOARD
Paul R. Roney, Chairman
Lou Holtz
Lawrence Kudlow
Thomas S. Monaghan
Michael Novak
Phyllis Schlafly


                                [GRAPHIC OMITTED]

                        SCHWARTZ INVESTMENT COUNSEL, INC.

                                ESTABLISHED 1980

  3707 WEST MAPLE ROAD   o   SUITE 100   o   BLOOMFIELD HILLS, MICHIGAN 48301

                             www.schwartzinvest.com

ITEM 2.     CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Joseph M. Grace. Mr. Grace is "independent" for purposes of this Item.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $106,050 and $98,400 with respect to the registrant's fiscal years ended December 31, 2008 and 2007, respectively.

      (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

      (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $11,950 and $11,100 with respect to the registrant's fiscal years ended December 31, 2008 and 2007, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

      (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

      (e)(1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

      (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
             (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) During the fiscal years ended December 31, 2008 and 2007, aggregate non-audit fees of $11,950 and $11,100, respectively, were billed by the registrant's accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

      (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.     SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant's board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant's offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto


Exhibit 99.CODE ETH      Code of Ethics

Exhibit 99.CERT          Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT       Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ George P. Schwartz
                              --------------------------------------------------
                                    George P. Schwartz, President

Date          March 3, 2009
        -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ George P. Schwartz
                              --------------------------------------------------
                                    George P. Schwartz, President

Date          March 3, 2009
        -----------------------------

By (Signature and Title)*           /s/ Timothy S. Schwartz
                              --------------------------------------------------
                                    Timothy S. Schwartz, Treasurer

Date          March 3, 2009
        -----------------------------

* Print the name and title of each signing officer under his or her signature.